Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032910
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class A
Trading Symbol	LEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Growth Fund Class A (including sales charges) ($41,238)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$9,426	$10,000	$10,000
08/16	$9,398	$10,013	$9,950
09/16	$9,496	$10,021	$9,987
10/16	$9,217	$9,826	$9,752
11/16	$9,345	$10,213	$9,964
12/16	$9,374	$10,405	$10,088
01/17	$9,756	$10,614	$10,428
02/17	$10,122	$11,025	$10,861
03/17	$10,263	$11,032	$10,986
04/17	$10,549	$11,149	$11,238
05/17	$10,934	$11,291	$11,530
06/17	$10,951	$11,370	$11,500
07/17	$11,274	$11,595	$11,805
08/17	$11,455	$11,631	$12,022
09/17	$11,472	$11,879	$12,178
10/17	$11,764	$12,151	$12,650
11/17	$11,962	$12,522	$13,034
12/17	$11,963	$12,662	$13,135
01/18	$12,882	$13,357	$14,066
02/18	$12,526	$12,866	$13,697
03/18	$12,285	$12,574	$13,321
04/18	$12,249	$12,617	$13,368
05/18	$12,807	$12,939	$13,954
06/18	$12,840	$13,023	$14,088
07/18	$13,220	$13,472	$14,502
08/18	$13,813	$13,936	$15,295
09/18	$13,922	$13,989	$15,380
10/18	$12,496	$12,999	$14,005
11/18	$12,656	$13,264	$14,154
12/18	$11,466	$12,056	$12,937
01/19	$12,592	$13,066	$14,099
02/19	$13,058	$13,509	$14,604
03/19	$13,360	$13,744	$15,020
04/19	$13,974	$14,299	$15,698
05/19	$13,005	$13,388	$14,707
06/19	$14,003	$14,327	$15,717
07/19	$14,256	$14,550	$16,071
08/19	$13,954	$14,283	$15,948
09/19	$13,997	$14,531	$15,950
10/19	$14,413	$14,839	$16,400
11/19	$15,103	$15,400	$17,128
12/19	$15,574	$15,845	$17,644
01/20	$15,931	$15,862	$18,039
02/20	$14,828	$14,565	$16,810
03/20	$13,557	$12,641	$15,157
04/20	$15,460	$14,311	$17,399
05/20	$16,456	$15,066	$18,567
06/20	$17,131	$15,399	$19,376
07/20	$18,173	$16,301	$20,867
08/20	$19,605	$17,497	$23,020
09/20	$18,702	$16,858	$21,937
10/20	$18,291	$16,451	$21,192
11/20	$20,159	$18,389	$23,362
12/20	$20,879	$19,166	$24,436
01/21	$20,814	$19,008	$24,255
02/21	$21,258	$19,559	$24,250
03/21	$21,751	$20,299	$24,666
04/21	$23,269	$21,392	$26,345
05/21	$23,003	$21,494	$25,980
06/21	$24,541	$22,032	$27,610
07/21	$25,305	$22,490	$28,520
08/21	$26,246	$23,141	$29,586
09/21	$24,566	$22,078	$27,929
10/21	$26,391	$23,610	$30,348
11/21	$26,391	$23,293	$30,534
12/21	$26,877	$24,236	$31,180
01/22	$24,680	$22,870	$28,504
02/22	$23,353	$22,242	$27,293
03/22	$24,188	$22,993	$28,361
04/22	$21,322	$20,943	$24,936
05/22	$20,637	$20,912	$24,356
06/22	$18,844	$19,160	$22,427
07/22	$20,914	$20,945	$25,118
08/22	$19,815	$20,141	$23,948
09/22	$17,842	$18,277	$21,620
10/22	$18,888	$19,743	$22,884
11/22	$19,613	$20,811	$23,927
12/22	$18,229	$19,601	$22,095
01/23	$19,692	$20,915	$23,936
02/23	$19,222	$20,417	$23,652
03/23	$20,694	$21,063	$25,269
04/23	$21,010	$21,324	$25,518
05/23	$22,294	$21,423	$26,681
06/23	$23,858	$22,870	$28,506
07/23	$24,491	$23,657	$29,466
08/23	$24,232	$23,243	$29,202
09/23	$22,803	$22,151	$27,614
10/23	$22,751	$21,615	$27,220
11/23	$25,216	$23,634	$30,188
12/23	$26,161	$24,801	$31,524
01/24	$27,043	$25,147	$32,311
02/24	$28,649	$26,505	$34,515
03/24	$29,062	$27,354	$35,123
04/24	$27,961	$26,190	$33,633
05/24	$29,865	$27,423	$35,647
06/24	$31,889	$28,331	$38,050
07/24	$31,146	$28,743	$37,403
08/24	$31,903	$29,425	$38,182
09/24	$32,569	$30,054	$39,264
10/24	$32,293	$29,844	$39,134
11/24	$34,308	$31,765	$41,672
12/24	$34,408	$30,880	$42,040
01/25	$35,110	$31,863	$42,871
02/25	$33,996	$31,305	$41,331
03/25	$30,631	$29,493	$37,849
04/25	$31,309	$29,318	$38,520
05/25	$33,793	$31,190	$41,928
06/25	$35,982	$32,769	$44,601
07/25	$37,338	$33,497	$46,285
08/25	$37,691	$34,202	$46,803
09/25	$39,120	$35,388	$49,289
10/25	$40,825	$36,152	$51,079
11/25	$40,418	$36,240	$50,154
12/25	$39,948	$36,242	$49,843
01/26	$39,451	$36,741	$49,089
02/26	$37,849	$36,544	$47,441
03/26	$36,120	$34,727	$44,970
04/26	$40,688	$38,236	$50,319
05/26	$44,087	$40,187	$53,943
06/26	$42,538	$39,981	$52,498
07/26	$41,238	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.44	10.26	15.90
Class A (including sales charges)	4.10	8.96	15.22
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 6,460,628,696
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 40,451,185
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Material Fund Change [Text Block]
C000032912
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class C
Trading Symbol	LEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$179	1.71%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Growth Fund Class C (including sales charges) ($40,585)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,966	$10,013	$9,950
09/16	$10,058	$10,021	$9,987
10/16	$9,759	$9,826	$9,752
11/16	$9,890	$10,213	$9,964
12/16	$9,914	$10,405	$10,088
01/17	$10,312	$10,614	$10,428
02/17	$10,694	$11,025	$10,861
03/17	$10,833	$11,032	$10,986
04/17	$11,131	$11,149	$11,238
05/17	$11,526	$11,291	$11,530
06/17	$11,540	$11,370	$11,500
07/17	$11,872	$11,595	$11,805
08/17	$12,057	$11,631	$12,022
09/17	$12,064	$11,879	$12,178
10/17	$12,365	$12,151	$12,650
11/17	$12,564	$12,522	$13,034
12/17	$12,558	$12,662	$13,135
01/18	$13,514	$13,357	$14,066
02/18	$13,134	$12,866	$13,697
03/18	$12,874	$12,574	$13,321
04/18	$12,825	$12,617	$13,368
05/18	$13,401	$12,939	$13,954
06/18	$13,427	$13,023	$14,088
07/18	$13,815	$13,472	$14,502
08/18	$14,429	$13,936	$15,295
09/18	$14,530	$13,989	$15,380
10/18	$13,036	$12,999	$14,005
11/18	$13,194	$13,264	$14,154
12/18	$11,948	$12,056	$12,937
01/19	$13,108	$13,066	$14,099
02/19	$13,588	$13,509	$14,604
03/19	$13,893	$13,744	$15,020
04/19	$14,523	$14,299	$15,698
05/19	$13,505	$13,388	$14,707
06/19	$14,535	$14,327	$15,717
07/19	$14,786	$14,550	$16,071
08/19	$14,464	$14,283	$15,948
09/19	$14,498	$14,531	$15,950
10/19	$14,923	$14,839	$16,400
11/19	$15,629	$15,400	$17,128
12/19	$16,106	$15,845	$17,644
01/20	$16,463	$15,862	$18,039
02/20	$15,314	$14,565	$16,810
03/20	$13,994	$12,641	$15,157
04/20	$15,944	$14,311	$17,399
05/20	$16,963	$15,066	$18,567
06/20	$17,644	$15,399	$19,376
07/20	$18,710	$16,301	$20,867
08/20	$20,169	$17,497	$23,020
09/20	$19,229	$16,858	$21,937
10/20	$18,793	$16,451	$21,192
11/20	$20,702	$18,389	$23,362
12/20	$21,429	$19,166	$24,436
01/21	$21,348	$19,008	$24,255
02/21	$21,792	$19,559	$24,250
03/21	$22,280	$20,299	$24,666
04/21	$23,819	$21,392	$26,345
05/21	$23,537	$21,494	$25,980
06/21	$25,092	$22,032	$27,610
07/21	$25,861	$22,490	$28,520
08/21	$26,799	$23,141	$29,586
09/21	$25,070	$22,078	$27,929
10/21	$26,918	$23,610	$30,348
11/21	$26,896	$23,293	$30,534
12/21	$27,379	$24,236	$31,180
01/22	$25,120	$22,870	$28,504
02/22	$23,757	$22,242	$27,293
03/22	$24,592	$22,993	$28,361
04/22	$21,661	$20,943	$24,936
05/22	$20,959	$20,912	$24,356
06/22	$19,121	$19,160	$22,427
07/22	$21,217	$20,945	$25,118
08/22	$20,082	$20,141	$23,948
09/22	$18,070	$18,277	$21,620
10/22	$19,115	$19,743	$22,884
11/22	$19,836	$20,811	$23,927
12/22	$18,424	$19,601	$22,095
01/23	$19,896	$20,915	$23,936
02/23	$19,403	$20,417	$23,652
03/23	$20,881	$21,063	$25,269
04/23	$21,187	$21,324	$25,518
05/23	$22,466	$21,423	$26,681
06/23	$24,028	$22,870	$28,506
07/23	$24,652	$23,657	$29,466
08/23	$24,376	$23,243	$29,202
09/23	$22,923	$22,151	$27,614
10/23	$22,856	$21,615	$27,220
11/23	$25,319	$23,634	$30,188
12/23	$26,250	$24,801	$31,524
01/24	$27,117	$25,147	$32,311
02/24	$28,710	$26,505	$34,515
03/24	$29,106	$27,354	$35,123
04/24	$27,984	$26,190	$33,633
05/24	$29,877	$27,423	$35,647
06/24	$31,878	$28,331	$38,050
07/24	$31,114	$28,743	$37,403
08/24	$31,853	$29,425	$38,182
09/24	$32,497	$30,054	$39,264
10/24	$32,197	$29,844	$39,134
11/24	$34,186	$31,765	$41,672
12/24	$34,266	$30,880	$42,040
01/25	$34,947	$31,863	$42,871
02/25	$33,819	$31,305	$41,331
03/25	$30,444	$29,493	$37,849
04/25	$31,104	$29,318	$38,520
05/25	$33,551	$31,190	$41,928
06/25	$35,703	$32,769	$44,601
07/25	$37,023	$33,497	$46,285
08/25	$37,346	$34,202	$46,803
09/25	$38,742	$35,388	$49,289
10/25	$40,406	$36,152	$51,079
11/25	$39,980	$36,240	$50,154
12/25	$39,488	$36,242	$49,843
01/26	$38,974	$36,741	$49,089
02/26	$37,363	$36,544	$47,441
03/26	$35,635	$34,727	$44,970
04/26	$40,118	$38,236	$50,319
05/26	$43,441	$40,187	$53,943
06/26	$41,892	$39,981	$52,498
07/26	$40,585	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.62	9.43	15.04
Class C (including sales charges)	8.65	9.43	15.04
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 6,460,628,696
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 40,451,185
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Material Fund Change [Text Block]
C000034322
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class E
Trading Symbol	CLGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class E	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class E shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Growth Fund Class E ($40,889)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$9,549	$10,000	$10,000
08/16	$9,521	$10,013	$9,950
09/16	$9,617	$10,021	$9,987
10/16	$9,337	$9,826	$9,752
11/16	$9,464	$10,213	$9,964
12/16	$9,493	$10,405	$10,088
01/17	$9,881	$10,614	$10,428
02/17	$10,250	$11,025	$10,861
03/17	$10,391	$11,032	$10,986
04/17	$10,678	$11,149	$11,238
05/17	$11,070	$11,291	$11,530
06/17	$11,087	$11,370	$11,500
07/17	$11,412	$11,595	$11,805
08/17	$11,596	$11,631	$12,022
09/17	$11,610	$11,879	$12,178
10/17	$11,907	$12,151	$12,650
11/17	$12,102	$12,522	$13,034
12/17	$12,106	$12,662	$13,135
01/18	$13,034	$13,357	$14,066
02/18	$12,669	$12,866	$13,697
03/18	$12,427	$12,574	$13,321
04/18	$12,388	$12,617	$13,368
05/18	$12,951	$12,939	$13,954
06/18	$12,982	$13,023	$14,088
07/18	$13,368	$13,472	$14,502
08/18	$13,968	$13,936	$15,295
09/18	$14,072	$13,989	$15,380
10/18	$12,633	$12,999	$14,005
11/18	$12,792	$13,264	$14,154
12/18	$11,589	$12,056	$12,937
01/19	$12,723	$13,066	$14,099
02/19	$13,194	$13,509	$14,604
03/19	$13,501	$13,744	$15,020
04/19	$14,118	$14,299	$15,698
05/19	$13,137	$13,388	$14,707
06/19	$14,148	$14,327	$15,717
07/19	$14,398	$14,550	$16,071
08/19	$14,091	$14,283	$15,948
09/19	$14,135	$14,531	$15,950
10/19	$14,558	$14,839	$16,400
11/19	$15,252	$15,400	$17,128
12/19	$15,725	$15,845	$17,644
01/20	$16,084	$15,862	$18,039
02/20	$14,969	$14,565	$16,810
03/20	$13,687	$12,641	$15,157
04/20	$15,605	$14,311	$17,399
05/20	$16,607	$15,066	$18,567
06/20	$17,286	$15,399	$19,376
07/20	$18,339	$16,301	$20,867
08/20	$19,777	$17,497	$23,020
09/20	$18,862	$16,858	$21,937
10/20	$18,445	$16,451	$21,192
11/20	$20,326	$18,389	$23,362
12/20	$21,043	$19,166	$24,436
01/21	$20,977	$19,008	$24,255
02/21	$21,417	$19,559	$24,250
03/21	$21,910	$20,299	$24,666
04/21	$23,430	$21,392	$26,345
05/21	$23,159	$21,494	$25,980
06/21	$24,699	$22,032	$27,610
07/21	$25,468	$22,490	$28,520
08/21	$26,404	$23,141	$29,586
09/21	$24,708	$22,078	$27,929
10/21	$26,536	$23,610	$30,348
11/21	$26,532	$23,293	$30,534
12/21	$27,012	$24,236	$31,180
01/22	$24,798	$22,870	$28,504
02/22	$23,464	$22,242	$27,293
03/22	$24,294	$22,993	$28,361
04/22	$21,411	$20,943	$24,936
05/22	$20,714	$20,912	$24,356
06/22	$18,911	$19,160	$22,427
07/22	$20,982	$20,945	$25,118
08/22	$19,871	$20,141	$23,948
09/22	$17,889	$18,277	$21,620
10/22	$18,929	$19,743	$22,884
11/22	$19,652	$20,811	$23,927
12/22	$18,259	$19,601	$22,095
01/23	$19,719	$20,915	$23,936
02/23	$19,241	$20,417	$23,652
03/23	$20,710	$21,063	$25,269
04/23	$21,022	$21,324	$25,518
05/23	$22,299	$21,423	$26,681
06/23	$23,857	$22,870	$28,506
07/23	$24,481	$23,657	$29,466
08/23	$24,218	$23,243	$29,202
09/23	$22,785	$22,151	$27,614
10/23	$22,723	$21,615	$27,220
11/23	$25,182	$23,634	$30,188
12/23	$26,115	$24,801	$31,524
01/24	$26,992	$25,147	$32,311
02/24	$28,588	$26,505	$34,515
03/24	$28,994	$27,354	$35,123
04/24	$27,888	$26,190	$33,633
05/24	$29,787	$27,423	$35,647
06/24	$31,793	$28,331	$38,050
07/24	$31,042	$28,743	$37,403
08/24	$31,797	$29,425	$38,182
09/24	$32,450	$30,054	$39,264
10/24	$32,166	$29,844	$39,134
11/24	$34,167	$31,765	$41,672
12/24	$34,264	$30,880	$42,040
01/25	$34,959	$31,863	$42,871
02/25	$33,840	$31,305	$41,331
03/25	$30,484	$29,493	$37,849
04/25	$31,150	$29,318	$38,520
05/25	$33,613	$31,190	$41,928
06/25	$35,782	$32,769	$44,601
07/25	$37,122	$33,497	$46,285
08/25	$37,462	$34,202	$46,803
09/25	$38,881	$35,388	$49,289
10/25	$40,562	$36,152	$51,079
11/25	$40,153	$36,240	$50,154
12/25	$39,674	$36,242	$49,843
01/26	$39,169	$36,741	$49,089
02/26	$37,567	$36,544	$47,441
03/26	$35,846	$34,727	$44,970
04/26	$40,368	$38,236	$50,319
05/26	$43,734	$40,187	$53,943
06/26	$42,185	$39,981	$52,498
07/26	$40,889	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class E	10.15	9.93	15.65
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 6,460,628,696
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 40,451,185
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Material Fund Change [Text Block]
C000032915
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional Class
Trading Symbol	GEGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Growth Fund Institutional Class ($44,859)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,974	$10,013	$9,950
09/16	$10,077	$10,021	$9,987
10/16	$9,786	$9,826	$9,752
11/16	$9,923	$10,213	$9,964
12/16	$9,953	$10,405	$10,088
01/17	$10,363	$10,614	$10,428
02/17	$10,753	$11,025	$10,861
03/17	$10,907	$11,032	$10,986
04/17	$11,212	$11,149	$11,238
05/17	$11,622	$11,291	$11,530
06/17	$11,646	$11,370	$11,500
07/17	$11,992	$11,595	$11,805
08/17	$12,187	$11,631	$12,022
09/17	$12,207	$11,879	$12,178
10/17	$12,521	$12,151	$12,650
11/17	$12,733	$12,522	$13,034
12/17	$12,737	$12,662	$13,135
01/18	$13,718	$13,357	$14,066
02/18	$13,341	$12,866	$13,697
03/18	$13,087	$12,574	$13,321
04/18	$13,050	$12,617	$13,368
05/18	$13,650	$12,939	$13,954
06/18	$13,687	$13,023	$14,088
07/18	$14,095	$13,472	$14,502
08/18	$14,733	$13,936	$15,295
09/18	$14,847	$13,989	$15,380
10/18	$13,331	$12,999	$14,005
11/18	$13,505	$13,264	$14,154
12/18	$12,240	$12,056	$12,937
01/19	$13,442	$13,066	$14,099
02/19	$13,942	$13,509	$14,604
03/19	$14,268	$13,744	$15,020
04/19	$14,926	$14,299	$15,698
05/19	$13,895	$13,388	$14,707
06/19	$14,967	$14,327	$15,717
07/19	$15,239	$14,550	$16,071
08/19	$14,916	$14,283	$15,948
09/19	$14,967	$14,531	$15,950
10/19	$15,416	$14,839	$16,400
11/19	$16,159	$15,400	$17,128
12/19	$16,664	$15,845	$17,644
01/20	$17,050	$15,862	$18,039
02/20	$15,875	$14,565	$16,810
03/20	$14,518	$12,641	$15,157
04/20	$16,555	$14,311	$17,399
05/20	$17,625	$15,066	$18,567
06/20	$18,353	$15,399	$19,376
07/20	$19,473	$16,301	$20,867
08/20	$21,012	$17,497	$23,020
09/20	$20,048	$16,858	$21,937
10/20	$19,612	$16,451	$21,192
11/20	$21,620	$18,389	$23,362
12/20	$22,395	$19,166	$24,436
01/21	$22,330	$19,008	$24,255
02/21	$22,813	$19,559	$24,250
03/21	$23,346	$20,299	$24,666
04/21	$24,981	$21,392	$26,345
05/21	$24,703	$21,494	$25,980
06/21	$26,358	$22,032	$27,610
07/21	$27,186	$22,490	$28,520
08/21	$28,198	$23,141	$29,586
09/21	$26,399	$22,078	$27,929
10/21	$28,366	$23,610	$30,348
11/21	$28,374	$23,293	$30,534
12/21	$28,901	$24,236	$31,180
01/22	$26,544	$22,870	$28,504
02/22	$25,125	$22,242	$27,293
03/22	$26,028	$22,993	$28,361
04/22	$22,946	$20,943	$24,936
05/22	$22,216	$20,912	$24,356
06/22	$20,290	$19,160	$22,427
07/22	$22,523	$20,945	$25,118
08/22	$21,344	$20,141	$23,948
09/22	$19,223	$18,277	$21,620
10/22	$20,353	$19,743	$22,884
11/22	$21,140	$20,811	$23,927
12/22	$19,650	$19,601	$22,095
01/23	$21,233	$20,915	$23,936
02/23	$20,726	$20,417	$23,652
03/23	$22,323	$21,063	$25,269
04/23	$22,670	$21,324	$25,518
05/23	$24,057	$21,423	$26,681
06/23	$25,752	$22,870	$28,506
07/23	$26,441	$23,657	$29,466
08/23	$26,166	$23,243	$29,202
09/23	$24,631	$22,151	$27,614
10/23	$24,578	$21,615	$27,220
11/23	$27,246	$23,634	$30,188
12/23	$28,270	$24,801	$31,524
01/24	$29,233	$25,147	$32,311
02/24	$30,975	$26,505	$34,515
03/24	$31,424	$27,354	$35,123
04/24	$30,243	$26,190	$33,633
05/24	$32,314	$27,423	$35,647
06/24	$34,505	$28,331	$38,050
07/24	$33,708	$28,743	$37,403
08/24	$34,537	$29,425	$38,182
09/24	$35,265	$30,054	$39,264
10/24	$34,973	$29,844	$39,134
11/24	$37,164	$31,765	$41,672
12/24	$37,279	$30,880	$42,040
01/25	$38,048	$31,863	$42,871
02/25	$36,850	$31,305	$41,331
03/25	$33,208	$29,493	$37,849
04/25	$33,948	$29,318	$38,520
05/25	$36,651	$31,190	$41,928
06/25	$39,032	$32,769	$44,601
07/25	$40,512	$33,497	$46,285
08/25	$40,901	$34,202	$46,803
09/25	$42,465	$35,388	$49,289
10/25	$44,325	$36,152	$51,079
11/25	$43,891	$36,240	$50,154
12/25	$43,393	$36,242	$49,843
01/26	$42,859	$36,741	$49,089
02/26	$41,123	$36,544	$47,441
03/26	$39,255	$34,727	$44,970
04/26	$44,229	$38,236	$50,319
05/26	$47,939	$40,187	$53,943
06/26	$46,261	$39,981	$52,498
07/26	$44,859	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.73	10.54	16.19
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 6,460,628,696
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 40,451,185
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Material Fund Change [Text Block]
C000094690
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CLWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Growth Fund Institutional 2 Class ($45,029)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,974	$10,013	$9,950
09/16	$10,080	$10,021	$9,987
10/16	$9,789	$9,826	$9,752
11/16	$9,926	$10,213	$9,964
12/16	$9,959	$10,405	$10,088
01/17	$10,370	$10,614	$10,428
02/17	$10,759	$11,025	$10,861
03/17	$10,914	$11,032	$10,986
04/17	$11,219	$11,149	$11,238
05/17	$11,632	$11,291	$11,530
06/17	$11,656	$11,370	$11,500
07/17	$12,002	$11,595	$11,805
08/17	$12,200	$11,631	$12,022
09/17	$12,220	$11,879	$12,178
10/17	$12,534	$12,151	$12,650
11/17	$12,747	$12,522	$13,034
12/17	$12,755	$12,662	$13,135
01/18	$13,736	$13,357	$14,066
02/18	$13,358	$12,866	$13,697
03/18	$13,105	$12,574	$13,321
04/18	$13,071	$12,617	$13,368
05/18	$13,668	$12,939	$13,954
06/18	$13,708	$13,023	$14,088
07/18	$14,117	$13,472	$14,502
08/18	$14,758	$13,936	$15,295
09/18	$14,873	$13,989	$15,380
10/18	$13,355	$12,999	$14,005
11/18	$13,529	$13,264	$14,154
12/18	$12,260	$12,056	$12,937
01/19	$13,466	$13,066	$14,099
02/19	$13,970	$13,509	$14,604
03/19	$14,296	$13,744	$15,020
04/19	$14,955	$14,299	$15,698
05/19	$13,923	$13,388	$14,707
06/19	$14,999	$14,327	$15,717
07/19	$15,271	$14,550	$16,071
08/19	$14,948	$14,283	$15,948
09/19	$14,999	$14,531	$15,950
10/19	$15,452	$14,839	$16,400
11/19	$16,195	$15,400	$17,128
12/19	$16,705	$15,845	$17,644
01/20	$17,087	$15,862	$18,039
02/20	$15,911	$14,565	$16,810
03/20	$14,549	$12,641	$15,157
04/20	$16,596	$14,311	$17,399
05/20	$17,670	$15,066	$18,567
06/20	$18,398	$15,399	$19,376
07/20	$19,523	$16,301	$20,867
08/20	$21,067	$17,497	$23,020
09/20	$20,098	$16,858	$21,937
10/20	$19,661	$16,451	$21,192
11/20	$21,678	$18,389	$23,362
12/20	$22,454	$19,166	$24,436
01/21	$22,388	$19,008	$24,255
02/21	$22,872	$19,559	$24,250
03/21	$23,410	$20,299	$24,666
04/21	$25,046	$21,392	$26,345
05/21	$24,767	$21,494	$25,980
06/21	$26,428	$22,032	$27,610
07/21	$27,261	$22,490	$28,520
08/21	$28,278	$23,141	$29,586
09/21	$26,473	$22,078	$27,929
10/21	$28,446	$23,610	$30,348
11/21	$28,454	$23,293	$30,534
12/21	$28,982	$24,236	$31,180
01/22	$26,619	$22,870	$28,504
02/22	$25,194	$22,242	$27,293
03/22	$26,102	$22,993	$28,361
04/22	$23,013	$20,943	$24,936
05/22	$22,283	$20,912	$24,356
06/22	$20,351	$19,160	$22,427
07/22	$22,590	$20,945	$25,118
08/22	$21,406	$20,141	$23,948
09/22	$19,283	$18,277	$21,620
10/22	$20,413	$19,743	$22,884
11/22	$21,206	$20,811	$23,927
12/22	$19,710	$19,601	$22,095
01/23	$21,299	$20,915	$23,936
02/23	$20,796	$20,417	$23,652
03/23	$22,394	$21,063	$25,269
04/23	$22,741	$21,324	$25,518
05/23	$24,135	$21,423	$26,681
06/23	$25,835	$22,870	$28,506
07/23	$26,530	$23,657	$29,466
08/23	$26,254	$23,243	$29,202
09/23	$24,713	$22,151	$27,614
10/23	$24,660	$21,615	$27,220
11/23	$27,340	$23,634	$30,188
12/23	$28,369	$24,801	$31,524
01/24	$29,333	$25,147	$32,311
02/24	$31,080	$26,505	$34,515
03/24	$31,535	$27,354	$35,123
04/24	$30,348	$26,190	$33,633
05/24	$32,425	$27,423	$35,647
06/24	$34,626	$28,331	$38,050
07/24	$33,824	$28,743	$37,403
08/24	$34,659	$29,425	$38,182
09/24	$35,391	$30,054	$39,264
10/24	$35,099	$29,844	$39,134
11/24	$37,296	$31,765	$41,672
12/24	$37,411	$30,880	$42,040
01/25	$38,186	$31,863	$42,871
02/25	$36,983	$31,305	$41,331
03/25	$33,324	$29,493	$37,849
04/25	$34,074	$29,318	$38,520
05/25	$36,783	$31,190	$41,928
06/25	$39,175	$32,769	$44,601
07/25	$40,661	$33,497	$46,285
08/25	$41,056	$34,202	$46,803
09/25	$42,624	$35,388	$49,289
10/25	$44,490	$36,152	$51,079
11/25	$44,057	$36,240	$50,154
12/25	$43,552	$36,242	$49,843
01/26	$43,023	$36,741	$49,089
02/26	$41,281	$36,544	$47,441
03/26	$39,407	$34,727	$44,970
04/26	$44,399	$38,236	$50,319
05/26	$48,121	$40,187	$53,943
06/26	$46,437	$39,981	$52,498
07/26	$45,029	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.74	10.56	16.24
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 6,460,628,696
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 40,451,185
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Material Fund Change [Text Block]
C000078989
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Growth Fund Institutional 3 Class ($45,252)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,974	$10,013	$9,950
09/16	$10,080	$10,021	$9,987
10/16	$9,789	$9,826	$9,752
11/16	$9,926	$10,213	$9,964
12/16	$9,961	$10,405	$10,088
01/17	$10,371	$10,614	$10,428
02/17	$10,763	$11,025	$10,861
03/17	$10,917	$11,032	$10,986
04/17	$11,224	$11,149	$11,238
05/17	$11,637	$11,291	$11,530
06/17	$11,660	$11,370	$11,500
07/17	$12,009	$11,595	$11,805
08/17	$12,206	$11,631	$12,022
09/17	$12,226	$11,879	$12,178
10/17	$12,543	$12,151	$12,650
11/17	$12,755	$12,522	$13,034
12/17	$12,762	$12,662	$13,135
01/18	$13,745	$13,357	$14,066
02/18	$13,368	$12,866	$13,697
03/18	$13,117	$12,574	$13,321
04/18	$13,080	$12,617	$13,368
05/18	$13,680	$12,939	$13,954
06/18	$13,720	$13,023	$14,088
07/18	$14,128	$13,472	$14,502
08/18	$14,771	$13,936	$15,295
09/18	$14,889	$13,989	$15,380
10/18	$13,368	$12,999	$14,005
11/18	$13,544	$13,264	$14,154
12/18	$12,274	$12,056	$12,937
01/19	$13,482	$13,066	$14,099
02/19	$13,985	$13,509	$14,604
03/19	$14,313	$13,744	$15,020
04/19	$14,978	$14,299	$15,698
05/19	$13,941	$13,388	$14,707
06/19	$15,018	$14,327	$15,717
07/19	$15,293	$14,550	$16,071
08/19	$14,971	$14,283	$15,948
09/19	$15,021	$14,531	$15,950
10/19	$15,477	$14,839	$16,400
11/19	$16,222	$15,400	$17,128
12/19	$16,731	$15,845	$17,644
01/20	$17,120	$15,862	$18,039
02/20	$15,939	$14,565	$16,810
03/20	$14,577	$12,641	$15,157
04/20	$16,626	$14,311	$17,399
05/20	$17,701	$15,066	$18,567
06/20	$18,431	$15,399	$19,376
07/20	$19,561	$16,301	$20,867
08/20	$21,105	$17,497	$23,020
09/20	$20,139	$16,858	$21,937
10/20	$19,703	$16,451	$21,192
11/20	$21,723	$18,389	$23,362
12/20	$22,503	$19,166	$24,436
01/21	$22,437	$19,008	$24,255
02/21	$22,924	$19,559	$24,250
03/21	$23,460	$20,299	$24,666
04/21	$25,105	$21,392	$26,345
05/21	$24,827	$21,494	$25,980
06/21	$26,493	$22,032	$27,610
07/21	$27,327	$22,490	$28,520
08/21	$28,346	$23,141	$29,586
09/21	$26,538	$22,078	$27,929
10/21	$28,518	$23,610	$30,348
11/21	$28,526	$23,293	$30,534
12/21	$29,057	$24,236	$31,180
01/22	$26,690	$22,870	$28,504
02/22	$25,264	$22,242	$27,293
03/22	$26,175	$22,993	$28,361
04/22	$23,079	$20,943	$24,936
05/22	$22,346	$20,912	$24,356
06/22	$20,409	$19,160	$22,427
07/22	$22,657	$20,945	$25,118
08/22	$21,471	$20,141	$23,948
09/22	$19,339	$18,277	$21,620
10/22	$20,476	$19,743	$22,884
11/22	$21,271	$20,811	$23,927
12/22	$19,774	$19,601	$22,095
01/23	$21,369	$20,915	$23,936
02/23	$20,863	$20,417	$23,652
03/23	$22,466	$21,063	$25,269
04/23	$22,817	$21,324	$25,518
05/23	$24,216	$21,423	$26,681
06/23	$25,926	$22,870	$28,506
07/23	$26,619	$23,657	$29,466
08/23	$26,348	$23,243	$29,202
09/23	$24,802	$22,151	$27,614
10/23	$24,749	$21,615	$27,220
11/23	$27,436	$23,634	$30,188
12/23	$28,472	$24,801	$31,524
01/24	$29,443	$25,147	$32,311
02/24	$31,195	$26,505	$34,515
03/24	$31,653	$27,354	$35,123
04/24	$30,465	$26,190	$33,633
05/24	$32,550	$27,423	$35,647
06/24	$34,761	$28,331	$38,050
07/24	$33,961	$28,743	$37,403
08/24	$34,798	$29,425	$38,182
09/24	$35,533	$30,054	$39,264
10/24	$35,242	$29,844	$39,134
11/24	$37,448	$31,765	$41,672
12/24	$37,567	$30,880	$42,040
01/25	$38,344	$31,863	$42,871
02/25	$37,139	$31,305	$41,331
03/25	$33,471	$29,493	$37,849
04/25	$34,219	$29,318	$38,520
05/25	$36,945	$31,190	$41,928
06/25	$39,350	$32,769	$44,601
07/25	$40,842	$33,497	$46,285
08/25	$41,240	$34,202	$46,803
09/25	$42,819	$35,388	$49,289
10/25	$44,695	$36,152	$51,079
11/25	$44,257	$36,240	$50,154
12/25	$43,758	$36,242	$49,843
01/26	$43,225	$36,741	$49,089
02/26	$41,472	$36,544	$47,441
03/26	$39,593	$34,727	$44,970
04/26	$44,613	$38,236	$50,319
05/26	$48,355	$40,187	$53,943
06/26	$46,666	$39,981	$52,498
07/26	$45,252	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.80	10.61	16.30
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 6,460,628,696
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 40,451,185
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Material Fund Change [Text Block]
C000094688
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class R
Trading Symbol	CGWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$127	1.21%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Growth Fund Class R ($42,664)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,967	$10,013	$9,950
09/16	$10,068	$10,021	$9,987
10/16	$9,771	$9,826	$9,752
11/16	$9,905	$10,213	$9,964
12/16	$9,932	$10,405	$10,088
01/17	$10,335	$10,614	$10,428
02/17	$10,721	$11,025	$10,861
03/17	$10,869	$11,032	$10,986
04/17	$11,170	$11,149	$11,238
05/17	$11,574	$11,291	$11,530
06/17	$11,592	$11,370	$11,500
07/17	$11,929	$11,595	$11,805
08/17	$12,119	$11,631	$12,022
09/17	$12,134	$11,879	$12,178
10/17	$12,442	$12,151	$12,650
11/17	$12,646	$12,522	$13,034
12/17	$12,647	$12,662	$13,135
01/18	$13,613	$13,357	$14,066
02/18	$13,234	$12,866	$13,697
03/18	$12,977	$12,574	$13,321
04/18	$12,936	$12,617	$13,368
05/18	$13,523	$12,939	$13,954
06/18	$13,555	$13,023	$14,088
07/18	$13,953	$13,472	$14,502
08/18	$14,578	$13,936	$15,295
09/18	$14,687	$13,989	$15,380
10/18	$13,179	$12,999	$14,005
11/18	$13,346	$13,264	$14,154
12/18	$12,089	$12,056	$12,937
01/19	$13,271	$13,066	$14,099
02/19	$13,761	$13,509	$14,604
03/19	$14,075	$13,744	$15,020
04/19	$14,719	$14,299	$15,698
05/19	$13,698	$13,388	$14,707
06/19	$14,747	$14,327	$15,717
07/19	$15,009	$14,550	$16,071
08/19	$14,687	$14,283	$15,948
09/19	$14,729	$14,531	$15,950
10/19	$15,166	$14,839	$16,400
11/19	$15,887	$15,400	$17,128
12/19	$16,378	$15,845	$17,644
01/20	$16,751	$15,862	$18,039
02/20	$15,590	$14,565	$16,810
03/20	$14,249	$12,641	$15,157
04/20	$16,245	$14,311	$17,399
05/20	$17,288	$15,066	$18,567
06/20	$17,993	$15,399	$19,376
07/20	$19,082	$16,301	$20,867
08/20	$20,582	$17,497	$23,020
09/20	$19,630	$16,858	$21,937
10/20	$19,196	$16,451	$21,192
11/20	$21,153	$18,389	$23,362
12/20	$21,900	$19,166	$24,436
01/21	$21,831	$19,008	$24,255
02/21	$22,293	$19,559	$24,250
03/21	$22,801	$20,299	$24,666
04/21	$24,388	$21,392	$26,345
05/21	$24,108	$21,494	$25,980
06/21	$25,711	$22,032	$27,610
07/21	$26,509	$22,490	$28,520
08/21	$27,488	$23,141	$29,586
09/21	$25,720	$22,078	$27,929
10/21	$27,626	$23,610	$30,348
11/21	$27,621	$23,293	$30,534
12/21	$28,122	$24,236	$31,180
01/22	$25,821	$22,870	$28,504
02/22	$24,428	$22,242	$27,293
03/22	$25,295	$22,993	$28,361
04/22	$22,291	$20,943	$24,936
05/22	$21,573	$20,912	$24,356
06/22	$19,694	$19,160	$22,427
07/22	$21,855	$20,945	$25,118
08/22	$20,697	$20,141	$23,948
09/22	$18,634	$18,277	$21,620
10/22	$19,722	$19,743	$22,884
11/22	$20,476	$20,811	$23,927
12/22	$19,023	$19,601	$22,095
01/23	$20,551	$20,915	$23,936
02/23	$20,054	$20,417	$23,652
03/23	$21,587	$21,063	$25,269
04/23	$21,911	$21,324	$25,518
05/23	$23,247	$21,423	$26,681
06/23	$24,874	$22,870	$28,506
07/23	$25,525	$23,657	$29,466
08/23	$25,253	$23,243	$29,202
09/23	$23,758	$22,151	$27,614
10/23	$23,697	$21,615	$27,220
11/23	$26,261	$23,634	$30,188
12/23	$27,237	$24,801	$31,524
01/24	$28,153	$25,147	$32,311
02/24	$29,815	$26,505	$34,515
03/24	$30,241	$27,354	$35,123
04/24	$29,089	$26,190	$33,633
05/24	$31,064	$27,423	$35,647
06/24	$33,162	$28,331	$38,050
07/24	$32,378	$28,743	$37,403
08/24	$33,167	$29,425	$38,182
09/24	$33,848	$30,054	$39,264
10/24	$33,554	$29,844	$39,134
11/24	$35,642	$31,765	$41,672
12/24	$35,734	$30,880	$42,040
01/25	$36,459	$31,863	$42,871
02/25	$35,299	$31,305	$41,331
03/25	$31,792	$29,493	$37,849
04/25	$32,491	$29,318	$38,520
05/25	$35,060	$31,190	$41,928
06/25	$37,324	$32,769	$44,601
07/25	$38,722	$33,497	$46,285
08/25	$39,080	$34,202	$46,803
09/25	$40,556	$35,388	$49,289
10/25	$42,317	$36,152	$51,079
11/25	$41,887	$36,240	$50,154
12/25	$41,385	$36,242	$49,843
01/26	$40,865	$36,741	$49,089
02/26	$39,196	$36,544	$47,441
03/26	$37,397	$34,727	$44,970
04/26	$42,121	$38,236	$50,319
05/26	$45,628	$40,187	$53,943
06/26	$44,016	$39,981	$52,498
07/26	$42,664	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	10.18	9.98	15.61
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 6,460,628,696
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 40,451,185
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Material Fund Change [Text Block]
C000253720
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class S
Trading Symbol	GEGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$75	0.71%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections in the health care, financials and consumer discretionary sectors supported the Fund’s performance relative to the benchmark over the annual period.

Allocations | Underweight allocations in the financials and utilities sectors and overweight allocations in the health care sector benefited the Fund’s relative performance during the period.

Individual holdings | Positions in Micron Technology, a memory and storage semiconductor manufacturer; Palo Alto Networks, a cybersecurity and cloud security software provider; CrowdStrike Holdings, a cloud cybersecurity and endpoint protection provider; Advanced Micro Devices, a designer of high-performance computing and AI semiconductors; and Revolution Medicines, a targeted oncology drug developer, were among the top contributors to the Fund’s performance relative to the benchmark during the period.

Top Performance Detractors

Stock selection | Selections within the industrials, consumer staples and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Underweight allocations in the industrials and energy sectors, as well as an overweight allocation in the communication services sector, negatively impacted the Fund’s relative performance during the period.

Individual holdings | Fund positions in Lam Research Corporation, a supplier of semiconductor manufacturing equipment; Applied Materials, a supplier of semiconductor equipment; Atlassian Corp, a provider of enterprise collaboration, project management and workflow software solutions; Netflix, a video streaming platform; and SanDisk Corporation, a flash memory and storage solutions provider, were among the top detractors from Fund performance relative to the benchmark during the annual period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Cornerstone Growth Fund Class S ($44,859)	Russell 1000® Index ($39,841)	Russell 1000® Growth Index ($50,001)
07/16	$10,000	$10,000	$10,000
08/16	$9,974	$10,013	$9,950
09/16	$10,077	$10,021	$9,987
10/16	$9,786	$9,826	$9,752
11/16	$9,923	$10,213	$9,964
12/16	$9,953	$10,405	$10,088
01/17	$10,363	$10,614	$10,428
02/17	$10,753	$11,025	$10,861
03/17	$10,907	$11,032	$10,986
04/17	$11,212	$11,149	$11,238
05/17	$11,622	$11,291	$11,530
06/17	$11,646	$11,370	$11,500
07/17	$11,992	$11,595	$11,805
08/17	$12,187	$11,631	$12,022
09/17	$12,207	$11,879	$12,178
10/17	$12,521	$12,151	$12,650
11/17	$12,733	$12,522	$13,034
12/17	$12,737	$12,662	$13,135
01/18	$13,718	$13,357	$14,066
02/18	$13,341	$12,866	$13,697
03/18	$13,087	$12,574	$13,321
04/18	$13,050	$12,617	$13,368
05/18	$13,650	$12,939	$13,954
06/18	$13,687	$13,023	$14,088
07/18	$14,095	$13,472	$14,502
08/18	$14,733	$13,936	$15,295
09/18	$14,847	$13,989	$15,380
10/18	$13,331	$12,999	$14,005
11/18	$13,505	$13,264	$14,154
12/18	$12,240	$12,056	$12,937
01/19	$13,442	$13,066	$14,099
02/19	$13,942	$13,509	$14,604
03/19	$14,268	$13,744	$15,020
04/19	$14,926	$14,299	$15,698
05/19	$13,895	$13,388	$14,707
06/19	$14,967	$14,327	$15,717
07/19	$15,239	$14,550	$16,071
08/19	$14,916	$14,283	$15,948
09/19	$14,967	$14,531	$15,950
10/19	$15,416	$14,839	$16,400
11/19	$16,159	$15,400	$17,128
12/19	$16,664	$15,845	$17,644
01/20	$17,050	$15,862	$18,039
02/20	$15,875	$14,565	$16,810
03/20	$14,518	$12,641	$15,157
04/20	$16,555	$14,311	$17,399
05/20	$17,625	$15,066	$18,567
06/20	$18,353	$15,399	$19,376
07/20	$19,473	$16,301	$20,867
08/20	$21,012	$17,497	$23,020
09/20	$20,048	$16,858	$21,937
10/20	$19,612	$16,451	$21,192
11/20	$21,620	$18,389	$23,362
12/20	$22,395	$19,166	$24,436
01/21	$22,330	$19,008	$24,255
02/21	$22,813	$19,559	$24,250
03/21	$23,346	$20,299	$24,666
04/21	$24,981	$21,392	$26,345
05/21	$24,703	$21,494	$25,980
06/21	$26,358	$22,032	$27,610
07/21	$27,186	$22,490	$28,520
08/21	$28,198	$23,141	$29,586
09/21	$26,399	$22,078	$27,929
10/21	$28,366	$23,610	$30,348
11/21	$28,374	$23,293	$30,534
12/21	$28,901	$24,236	$31,180
01/22	$26,544	$22,870	$28,504
02/22	$25,125	$22,242	$27,293
03/22	$26,028	$22,993	$28,361
04/22	$22,946	$20,943	$24,936
05/22	$22,216	$20,912	$24,356
06/22	$20,290	$19,160	$22,427
07/22	$22,523	$20,945	$25,118
08/22	$21,344	$20,141	$23,948
09/22	$19,223	$18,277	$21,620
10/22	$20,353	$19,743	$22,884
11/22	$21,140	$20,811	$23,927
12/22	$19,650	$19,601	$22,095
01/23	$21,233	$20,915	$23,936
02/23	$20,726	$20,417	$23,652
03/23	$22,323	$21,063	$25,269
04/23	$22,670	$21,324	$25,518
05/23	$24,057	$21,423	$26,681
06/23	$25,752	$22,870	$28,506
07/23	$26,441	$23,657	$29,466
08/23	$26,166	$23,243	$29,202
09/23	$24,631	$22,151	$27,614
10/23	$24,578	$21,615	$27,220
11/23	$27,246	$23,634	$30,188
12/23	$28,270	$24,801	$31,524
01/24	$29,233	$25,147	$32,311
02/24	$30,975	$26,505	$34,515
03/24	$31,424	$27,354	$35,123
04/24	$30,243	$26,190	$33,633
05/24	$32,314	$27,423	$35,647
06/24	$34,505	$28,331	$38,050
07/24	$33,708	$28,743	$37,403
08/24	$34,537	$29,425	$38,182
09/24	$35,265	$30,054	$39,264
10/24	$34,973	$29,844	$39,134
11/24	$37,164	$31,765	$41,672
12/24	$37,279	$30,880	$42,040
01/25	$38,048	$31,863	$42,871
02/25	$36,850	$31,305	$41,331
03/25	$33,208	$29,493	$37,849
04/25	$33,948	$29,318	$38,520
05/25	$36,651	$31,190	$41,928
06/25	$39,032	$32,769	$44,601
07/25	$40,512	$33,497	$46,285
08/25	$40,901	$34,202	$46,803
09/25	$42,465	$35,388	$49,289
10/25	$44,325	$36,152	$51,079
11/25	$43,891	$36,240	$50,154
12/25	$43,393	$36,242	$49,843
01/26	$42,859	$36,741	$49,089
02/26	$41,123	$36,544	$47,441
03/26	$39,255	$34,727	$44,970
04/26	$44,229	$38,236	$50,319
05/26	$47,939	$40,187	$53,943
06/26	$46,261	$39,981	$52,498
07/26	$44,859	$39,841	$50,001

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	10.73	10.54	16.19
Russell 1000® Index	18.94	12.12	14.82
Russell 1000® Growth Index	8.03	11.88	17.46

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 6,460,628,696
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 40,451,185
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$6,460,628,696
Total number of portfolio holdings	56
Management services fees (represents 0.63% of Fund average net assets)	$40,451,185
Portfolio turnover for the reporting period	54%

Holdings [Text Block]

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	22.6%
Systems Software	11.5%
Technology Hardware, Storage & Peripherals	9.3%
Semiconductor Materials & Equipment	2.0%
Communications Equipment	1.8%
Internet Services & Infrastructure	1.6%
Electronic Components	1.6%
Other	0.5%

Equity Sector Allocation

Table Summary
Information Technology	50.9%
Communication Services	11.4%
Industrials	9.2%
Health Care	9.0%
Consumer Discretionary	8.6%
Financials	5.8%
Consumer Staples	2.4%
Real Estate	1.5%

Largest Holdings [Text Block]

Top Holdings

Table Summary
NVIDIA Corp.	13.8%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Microsoft Corp.	5.4%
Broadcom, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	3.8%
Visa, Inc., Class A	3.3%
Advanced Micro Devices, Inc.	2.5%
Palo Alto Networks, Inc.	2.4%

Material Fund Change [Text Block]
C000032858
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Class A
Trading Symbol	COEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Class A (including sales charges) ($10,964)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$9,697	$10,000	$10,000
08/16	$9,710	$10,013	$10,006
09/16	$9,661	$9,964	$9,968
10/16	$9,590	$9,859	$9,877
11/16	$9,283	$9,491	$9,526
12/16	$9,366	$9,603	$9,628
01/17	$9,402	$9,666	$9,700
02/17	$9,451	$9,733	$9,768
03/17	$9,464	$9,754	$9,787
04/17	$9,522	$9,825	$9,863
05/17	$9,643	$9,981	$10,006
06/17	$9,608	$9,945	$9,964
07/17	$9,660	$10,026	$10,043
08/17	$9,719	$10,102	$10,115
09/17	$9,677	$10,051	$10,064
10/17	$9,674	$10,075	$10,080
11/17	$9,623	$10,021	$9,993
12/17	$9,691	$10,126	$10,086
01/18	$9,602	$10,007	$9,984
02/18	$9,565	$9,977	$9,953
03/18	$9,586	$10,014	$9,978
04/18	$9,551	$9,978	$9,950
05/18	$9,635	$10,092	$10,050
06/18	$9,639	$10,101	$10,066
07/18	$9,660	$10,125	$10,099
08/18	$9,665	$10,151	$10,119
09/18	$9,614	$10,086	$10,059
10/18	$9,555	$10,023	$10,013
11/18	$9,659	$10,134	$10,122
12/18	$9,761	$10,256	$10,241
01/19	$9,839	$10,333	$10,333
02/19	$9,881	$10,389	$10,386
03/19	$9,983	$10,553	$10,515
04/19	$10,003	$10,592	$10,538
05/19	$10,121	$10,738	$10,674
06/19	$10,165	$10,778	$10,720
07/19	$10,234	$10,865	$10,809
08/19	$10,360	$11,036	$10,945
09/19	$10,289	$10,948	$10,850
10/19	$10,302	$10,968	$10,878
11/19	$10,304	$10,995	$10,904
12/19	$10,337	$11,029	$10,940
01/20	$10,480	$11,227	$11,120
02/20	$10,580	$11,371	$11,234
03/20	$10,351	$10,959	$10,879
04/20	$10,269	$10,821	$10,791
05/20	$10,554	$11,166	$11,118
06/20	$10,579	$11,258	$11,188
07/20	$10,696	$11,447	$11,358
08/20	$10,654	$11,393	$11,316
09/20	$10,653	$11,396	$11,326
10/20	$10,620	$11,362	$11,295
11/20	$10,720	$11,533	$11,432
12/20	$10,756	$11,603	$11,491
01/21	$10,781	$11,677	$11,550
02/21	$10,627	$11,492	$11,389
03/21	$10,668	$11,563	$11,448
04/21	$10,735	$11,660	$11,527
05/21	$10,761	$11,694	$11,545
06/21	$10,776	$11,727	$11,561
07/21	$10,844	$11,824	$11,653
08/21	$10,825	$11,780	$11,627
09/21	$10,746	$11,695	$11,550
10/21	$10,727	$11,661	$11,513
11/21	$10,777	$11,760	$11,580
12/21	$10,793	$11,779	$11,598
01/22	$10,543	$11,457	$11,294
02/22	$10,496	$11,416	$11,257
03/22	$10,235	$11,046	$10,936
04/22	$10,026	$10,740	$10,687
05/22	$10,128	$10,900	$10,845
06/22	$10,022	$10,721	$10,744
07/22	$10,211	$11,005	$11,003
08/22	$10,027	$10,763	$10,803
09/22	$9,747	$10,350	$10,451
10/22	$9,720	$10,264	$10,405
11/22	$10,050	$10,744	$10,797
12/22	$10,067	$10,775	$10,854
01/23	$10,285	$11,085	$11,114
02/23	$10,080	$10,834	$10,893
03/23	$10,256	$11,074	$11,114
04/23	$10,219	$11,049	$11,084
05/23	$10,122	$10,953	$10,977
06/23	$10,201	$11,063	$11,063
07/23	$10,219	$11,107	$11,109
08/23	$10,131	$10,947	$10,984
09/23	$9,935	$10,626	$10,717
10/23	$9,874	$10,536	$10,665
11/23	$10,274	$11,204	$11,217
12/23	$10,453	$11,465	$11,444
01/24	$10,437	$11,406	$11,396
02/24	$10,435	$11,421	$11,407
03/24	$10,418	$11,421	$11,406
04/24	$10,337	$11,279	$11,278
05/24	$10,293	$11,246	$11,202
06/24	$10,410	$11,418	$11,355
07/24	$10,484	$11,523	$11,458
08/24	$10,548	$11,613	$11,562
09/24	$10,621	$11,728	$11,661
10/24	$10,504	$11,557	$11,503
11/24	$10,613	$11,757	$11,652
12/24	$10,523	$11,586	$11,526
01/25	$10,571	$11,644	$11,606
02/25	$10,661	$11,759	$11,725
03/25	$10,525	$11,560	$11,564
04/25	$10,480	$11,467	$11,488
05/25	$10,510	$11,474	$11,554
06/25	$10,576	$11,546	$11,644
07/25	$10,570	$11,522	$11,671
08/25	$10,645	$11,622	$11,773
09/25	$10,795	$11,892	$11,960
10/25	$10,900	$12,039	$12,072
11/25	$10,929	$12,067	$12,104
12/25	$10,959	$12,078	$12,137
01/26	$11,046	$12,191	$12,270
02/26	$11,138	$12,343	$12,399
03/26	$10,944	$12,056	$12,096
04/26	$11,030	$12,194	$12,199
05/26	$11,051	$12,240	$12,230
06/26	$11,111	$12,358	$12,306
07/26	$10,964	$12,129	$12,108

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	3.74	0.22	1.24
Class A (including sales charges)	0.65	(0.38)	0.93
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 288,915,233
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,378,454
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Material Fund Change [Text Block]
C000032862
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional Class
Trading Symbol	CMBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Institutional Class ($11,593)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$10,000	$10,000	$10,000
08/16	$10,015	$10,013	$10,006
09/16	$9,967	$9,964	$9,968
10/16	$9,896	$9,859	$9,877
11/16	$9,588	$9,491	$9,526
12/16	$9,668	$9,603	$9,628
01/17	$9,707	$9,666	$9,700
02/17	$9,760	$9,733	$9,768
03/17	$9,776	$9,754	$9,787
04/17	$9,838	$9,825	$9,863
05/17	$9,957	$9,981	$10,006
06/17	$9,931	$9,945	$9,964
07/17	$9,986	$10,026	$10,043
08/17	$10,050	$10,102	$10,115
09/17	$10,008	$10,051	$10,064
10/17	$10,007	$10,075	$10,080
11/17	$9,957	$10,021	$9,993
12/17	$10,029	$10,126	$10,086
01/18	$9,939	$10,007	$9,984
02/18	$9,903	$9,977	$9,953
03/18	$9,926	$10,014	$9,978
04/18	$9,892	$9,978	$9,950
05/18	$9,982	$10,092	$10,050
06/18	$9,988	$10,101	$10,066
07/18	$10,012	$10,125	$10,099
08/18	$10,019	$10,151	$10,119
09/18	$9,968	$10,086	$10,059
10/18	$9,909	$10,023	$10,013
11/18	$10,019	$10,134	$10,122
12/18	$10,127	$10,256	$10,241
01/19	$10,209	$10,333	$10,333
02/19	$10,256	$10,389	$10,386
03/19	$10,364	$10,553	$10,515
04/19	$10,387	$10,592	$10,538
05/19	$10,511	$10,738	$10,674
06/19	$10,559	$10,778	$10,720
07/19	$10,633	$10,865	$10,809
08/19	$10,766	$11,036	$10,945
09/19	$10,695	$10,948	$10,850
10/19	$10,710	$10,968	$10,878
11/19	$10,715	$10,995	$10,904
12/19	$10,751	$11,029	$10,940
01/20	$10,902	$11,227	$11,120
02/20	$11,008	$11,371	$11,234
03/20	$10,772	$10,959	$10,879
04/20	$10,689	$10,821	$10,791
05/20	$10,988	$11,166	$11,118
06/20	$11,016	$11,258	$11,188
07/20	$11,141	$11,447	$11,358
08/20	$11,099	$11,393	$11,316
09/20	$11,101	$11,396	$11,326
10/20	$11,068	$11,362	$11,295
11/20	$11,174	$11,533	$11,432
12/20	$11,215	$11,603	$11,491
01/21	$11,243	$11,677	$11,550
02/21	$11,084	$11,492	$11,389
03/21	$11,130	$11,563	$11,448
04/21	$11,202	$11,660	$11,527
05/21	$11,231	$11,694	$11,545
06/21	$11,250	$11,727	$11,561
07/21	$11,323	$11,824	$11,653
08/21	$11,306	$11,780	$11,627
09/21	$11,225	$11,695	$11,550
10/21	$11,208	$11,661	$11,513
11/21	$11,262	$11,760	$11,580
12/21	$11,282	$11,779	$11,598
01/22	$11,022	$11,457	$11,294
02/22	$10,975	$11,416	$11,257
03/22	$10,705	$11,046	$10,936
04/22	$10,488	$10,740	$10,687
05/22	$10,598	$10,900	$10,845
06/22	$10,489	$10,721	$10,744
07/22	$10,689	$11,005	$11,003
08/22	$10,498	$10,763	$10,803
09/22	$10,207	$10,350	$10,451
10/22	$10,181	$10,264	$10,405
11/22	$10,529	$10,744	$10,797
12/22	$10,549	$10,775	$10,854
01/23	$10,780	$11,085	$11,114
02/23	$10,567	$10,834	$10,893
03/23	$10,753	$11,074	$11,114
04/23	$10,717	$11,049	$11,084
05/23	$10,618	$10,953	$10,977
06/23	$10,703	$11,063	$11,063
07/23	$10,724	$11,107	$11,109
08/23	$10,634	$10,947	$10,984
09/23	$10,430	$10,626	$10,717
10/23	$10,368	$10,536	$10,665
11/23	$10,791	$11,204	$11,217
12/23	$10,981	$11,465	$11,444
01/24	$10,966	$11,406	$11,396
02/24	$10,967	$11,421	$11,407
03/24	$10,951	$11,421	$11,406
04/24	$10,868	$11,279	$11,278
05/24	$10,824	$11,246	$11,202
06/24	$10,950	$11,418	$11,355
07/24	$11,029	$11,523	$11,458
08/24	$11,099	$11,613	$11,562
09/24	$11,178	$11,728	$11,661
10/24	$11,057	$11,557	$11,503
11/24	$11,174	$11,757	$11,652
12/24	$11,082	$11,586	$11,526
01/25	$11,134	$11,644	$11,606
02/25	$11,232	$11,759	$11,725
03/25	$11,091	$11,560	$11,564
04/25	$11,046	$11,467	$11,488
05/25	$11,080	$11,474	$11,554
06/25	$11,152	$11,546	$11,644
07/25	$11,147	$11,522	$11,671
08/25	$11,220	$11,622	$11,773
09/25	$11,390	$11,892	$11,960
10/25	$11,502	$12,039	$12,072
11/25	$11,535	$12,067	$12,104
12/25	$11,570	$12,078	$12,137
01/26	$11,664	$12,191	$12,270
02/26	$11,763	$12,343	$12,399
03/26	$11,561	$12,056	$12,096
04/26	$11,654	$12,194	$12,199
05/26	$11,680	$12,240	$12,230
06/26	$11,745	$12,358	$12,306
07/26	$11,593	$12,129	$12,108

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.00	0.47	1.49
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 288,915,233
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,378,454
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Material Fund Change [Text Block]
C000122662
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CODRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Institutional 2 Class ($11,618)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$10,000	$10,000	$10,000
08/16	$10,008	$10,013	$10,006
09/16	$9,960	$9,964	$9,968
10/16	$9,889	$9,859	$9,877
11/16	$9,582	$9,491	$9,526
12/16	$9,670	$9,603	$9,628
01/17	$9,701	$9,666	$9,700
02/17	$9,762	$9,733	$9,768
03/17	$9,778	$9,754	$9,787
04/17	$9,841	$9,825	$9,863
05/17	$9,960	$9,981	$10,006
06/17	$9,927	$9,945	$9,964
07/17	$9,982	$10,026	$10,043
08/17	$10,046	$10,102	$10,115
09/17	$10,004	$10,051	$10,064
10/17	$10,012	$10,075	$10,080
11/17	$9,954	$10,021	$9,993
12/17	$10,026	$10,126	$10,086
01/18	$9,936	$10,007	$9,984
02/18	$9,900	$9,977	$9,953
03/18	$9,932	$10,014	$9,978
04/18	$9,890	$9,978	$9,950
05/18	$9,980	$10,092	$10,050
06/18	$9,987	$10,101	$10,066
07/18	$10,011	$10,125	$10,099
08/18	$10,018	$10,151	$10,119
09/18	$9,967	$10,086	$10,059
10/18	$9,917	$10,023	$10,013
11/18	$10,019	$10,134	$10,122
12/18	$10,127	$10,256	$10,241
01/19	$10,210	$10,333	$10,333
02/19	$10,257	$10,389	$10,386
03/19	$10,365	$10,553	$10,515
04/19	$10,388	$10,592	$10,538
05/19	$10,514	$10,738	$10,674
06/19	$10,562	$10,778	$10,720
07/19	$10,644	$10,865	$10,809
08/19	$10,770	$11,036	$10,945
09/19	$10,698	$10,948	$10,850
10/19	$10,713	$10,968	$10,878
11/19	$10,719	$10,995	$10,904
12/19	$10,755	$11,029	$10,940
01/20	$10,906	$11,227	$11,120
02/20	$11,013	$11,371	$11,234
03/20	$10,777	$10,959	$10,879
04/20	$10,694	$10,821	$10,791
05/20	$10,994	$11,166	$11,118
06/20	$11,022	$11,258	$11,188
07/20	$11,147	$11,447	$11,358
08/20	$11,106	$11,393	$11,316
09/20	$11,108	$11,396	$11,326
10/20	$11,076	$11,362	$11,295
11/20	$11,182	$11,533	$11,432
12/20	$11,223	$11,603	$11,491
01/21	$11,252	$11,677	$11,550
02/21	$11,093	$11,492	$11,389
03/21	$11,139	$11,563	$11,448
04/21	$11,212	$11,660	$11,527
05/21	$11,241	$11,694	$11,545
06/21	$11,260	$11,727	$11,561
07/21	$11,333	$11,824	$11,653
08/21	$11,317	$11,780	$11,627
09/21	$11,236	$11,695	$11,550
10/21	$11,219	$11,661	$11,513
11/21	$11,274	$11,760	$11,580
12/21	$11,294	$11,779	$11,598
01/22	$11,034	$11,457	$11,294
02/22	$10,987	$11,416	$11,257
03/22	$10,716	$11,046	$10,936
04/22	$10,499	$10,740	$10,687
05/22	$10,609	$10,900	$10,845
06/22	$10,500	$10,721	$10,744
07/22	$10,701	$11,005	$11,003
08/22	$10,511	$10,763	$10,803
09/22	$10,218	$10,350	$10,451
10/22	$10,193	$10,264	$10,405
11/22	$10,542	$10,744	$10,797
12/22	$10,563	$10,775	$10,854
01/23	$10,794	$11,085	$11,114
02/23	$10,581	$10,834	$10,893
03/23	$10,768	$11,074	$11,114
04/23	$10,732	$11,049	$11,084
05/23	$10,632	$10,953	$10,977
06/23	$10,718	$11,063	$11,063
07/23	$10,739	$11,107	$11,109
08/23	$10,649	$10,947	$10,984
09/23	$10,445	$10,626	$10,717
10/23	$10,382	$10,536	$10,665
11/23	$10,807	$11,204	$11,217
12/23	$10,998	$11,465	$11,444
01/24	$10,983	$11,406	$11,396
02/24	$10,984	$11,421	$11,407
03/24	$10,968	$11,421	$11,406
04/24	$10,885	$11,279	$11,278
05/24	$10,841	$11,246	$11,202
06/24	$10,967	$11,418	$11,355
07/24	$11,047	$11,523	$11,458
08/24	$11,118	$11,613	$11,562
09/24	$11,197	$11,728	$11,661
10/24	$11,076	$11,557	$11,503
11/24	$11,194	$11,757	$11,652
12/24	$11,102	$11,586	$11,526
01/25	$11,155	$11,644	$11,606
02/25	$11,253	$11,759	$11,725
03/25	$11,112	$11,560	$11,564
04/25	$11,067	$11,467	$11,488
05/25	$11,101	$11,474	$11,554
06/25	$11,173	$11,546	$11,644
07/25	$11,169	$11,522	$11,671
08/25	$11,252	$11,622	$11,773
09/25	$11,413	$11,892	$11,960
10/25	$11,526	$12,039	$12,072
11/25	$11,559	$12,067	$12,104
12/25	$11,594	$12,078	$12,137
01/26	$11,689	$12,191	$12,270
02/26	$11,789	$12,343	$12,399
03/26	$11,586	$12,056	$12,096
04/26	$11,680	$12,194	$12,199
05/26	$11,705	$12,240	$12,230
06/26	$11,771	$12,358	$12,306
07/26	$11,618	$12,129	$12,108

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	4.02	0.50	1.51
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 288,915,233
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,378,454
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Material Fund Change [Text Block]
C000177150
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CORYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Institutional 3 Class ($11,669)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$10,000	$10,000	$10,000
08/16	$10,015	$10,013	$10,006
09/16	$9,967	$9,964	$9,968
10/16	$9,896	$9,859	$9,877
11/16	$9,588	$9,491	$9,526
12/16	$9,668	$9,603	$9,628
01/17	$9,707	$9,666	$9,700
02/17	$9,760	$9,733	$9,768
03/17	$9,775	$9,754	$9,787
04/17	$9,838	$9,825	$9,863
05/17	$9,958	$9,981	$10,006
06/17	$9,925	$9,945	$9,964
07/17	$9,988	$10,026	$10,043
08/17	$10,053	$10,102	$10,115
09/17	$10,003	$10,051	$10,064
10/17	$10,011	$10,075	$10,080
11/17	$9,954	$10,021	$9,993
12/17	$10,034	$10,126	$10,086
01/18	$9,937	$10,007	$9,984
02/18	$9,910	$9,977	$9,953
03/18	$9,934	$10,014	$9,978
04/18	$9,901	$9,978	$9,950
05/18	$9,991	$10,092	$10,050
06/18	$9,990	$10,101	$10,066
07/18	$10,014	$10,125	$10,099
08/18	$10,031	$10,151	$10,119
09/18	$9,972	$10,086	$10,059
10/18	$9,922	$10,023	$10,013
11/18	$10,024	$10,134	$10,122
12/18	$10,133	$10,256	$10,241
01/19	$10,216	$10,333	$10,333
02/19	$10,272	$10,389	$10,386
03/19	$10,380	$10,553	$10,515
04/19	$10,404	$10,592	$10,538
05/19	$10,530	$10,738	$10,674
06/19	$10,570	$10,778	$10,720
07/19	$10,653	$10,865	$10,809
08/19	$10,787	$11,036	$10,945
09/19	$10,716	$10,948	$10,850
10/19	$10,732	$10,968	$10,878
11/19	$10,738	$10,995	$10,904
12/19	$10,774	$11,029	$10,940
01/20	$10,926	$11,227	$11,120
02/20	$11,033	$11,371	$11,234
03/20	$10,798	$10,959	$10,879
04/20	$10,707	$10,821	$10,791
05/20	$11,007	$11,166	$11,118
06/20	$11,045	$11,258	$11,188
07/20	$11,170	$11,447	$11,358
08/20	$11,129	$11,393	$11,316
09/20	$11,131	$11,396	$11,326
10/20	$11,100	$11,362	$11,295
11/20	$11,207	$11,533	$11,432
12/20	$11,248	$11,603	$11,491
01/21	$11,277	$11,677	$11,550
02/21	$11,119	$11,492	$11,389
03/21	$11,166	$11,563	$11,448
04/21	$11,239	$11,660	$11,527
05/21	$11,268	$11,694	$11,545
06/21	$11,288	$11,727	$11,561
07/21	$11,362	$11,824	$11,653
08/21	$11,337	$11,780	$11,627
09/21	$11,257	$11,695	$11,550
10/21	$11,241	$11,661	$11,513
11/21	$11,305	$11,760	$11,580
12/21	$11,316	$11,779	$11,598
01/22	$11,057	$11,457	$11,294
02/22	$11,019	$11,416	$11,257
03/22	$10,740	$11,046	$10,936
04/22	$10,523	$10,740	$10,687
05/22	$10,643	$10,900	$10,845
06/22	$10,525	$10,721	$10,744
07/22	$10,736	$11,005	$11,003
08/22	$10,537	$10,763	$10,803
09/22	$10,245	$10,350	$10,451
10/22	$10,220	$10,264	$10,405
11/22	$10,570	$10,744	$10,797
12/22	$10,600	$10,775	$10,854
01/23	$10,823	$11,085	$11,114
02/23	$10,610	$10,834	$10,893
03/23	$10,806	$11,074	$11,114
04/23	$10,762	$11,049	$11,084
05/23	$10,672	$10,953	$10,977
06/23	$10,749	$11,063	$11,063
07/23	$10,771	$11,107	$11,109
08/23	$10,690	$10,947	$10,984
09/23	$10,478	$10,626	$10,717
10/23	$10,415	$10,536	$10,665
11/23	$10,850	$11,204	$11,217
12/23	$11,042	$11,465	$11,444
01/24	$11,027	$11,406	$11,396
02/24	$11,029	$11,421	$11,407
03/24	$11,013	$11,421	$11,406
04/24	$10,921	$11,279	$11,278
05/24	$10,878	$11,246	$11,202
06/24	$11,005	$11,418	$11,355
07/24	$11,095	$11,523	$11,458
08/24	$11,166	$11,613	$11,562
09/24	$11,246	$11,728	$11,661
10/24	$11,125	$11,557	$11,503
11/24	$11,244	$11,757	$11,652
12/24	$11,152	$11,586	$11,526
01/25	$11,206	$11,644	$11,606
02/25	$11,304	$11,759	$11,725
03/25	$11,164	$11,560	$11,564
04/25	$11,119	$11,467	$11,488
05/25	$11,154	$11,474	$11,554
06/25	$11,227	$11,546	$11,644
07/25	$11,223	$11,522	$11,671
08/25	$11,296	$11,622	$11,773
09/25	$11,468	$11,892	$11,960
10/25	$11,572	$12,039	$12,072
11/25	$11,616	$12,067	$12,104
12/25	$11,651	$12,078	$12,137
01/26	$11,747	$12,191	$12,270
02/26	$11,847	$12,343	$12,399
03/26	$11,644	$12,056	$12,096
04/26	$11,739	$12,194	$12,199
05/26	$11,765	$12,240	$12,230
06/26	$11,832	$12,358	$12,306
07/26	$11,669	$12,129	$12,108

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	3.98	0.54	1.56
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 288,915,233
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,378,454
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Material Fund Change [Text Block]
C000253715
Shareholder Report [Line Items]
Fund Name	Columbia Oregon Intermediate Municipal Bond Fund
Class Name	Class S
Trading Symbol	CMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Oregon Intermediate Municipal Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark.

Credit quality security selection | Security selection in bonds rated AA and AAA contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in local general obligation (GO), utility, transportation and state GO bonds contributed to the Fund’s benchmark-relative performance.

Credit quality allocation | An underweight to bonds rated AAA and an overweight to BB bonds added to relative performance.

Sector allocation | An overweight to housing bonds added to the Fund’s relative performance.

Top Performance Detractors

Credit quality allocation | An underweight to single-A and an overweight to AA bonds detracted from the Fund’s performance relative to its benchmark during the period.

Sector allocation | An underweight to pre-pay gas bonds detracted from benchmark-relative performance.

Credit quality security selection | While credit quality selection was positive overall, selection in bonds rated single-A weighed on relative performance during the period.

Sector security selection | Security selection was positive overall. However, selection in housing bonds was a modest detractor from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Oregon Intermediate Municipal Bond Fund Class S ($11,592)	Bloomberg Municipal Bond Index ($12,129)	Bloomberg 3-15 Year Blend Municipal Bond Index ($12,108)
07/16	$10,000	$10,000	$10,000
08/16	$10,015	$10,013	$10,006
09/16	$9,967	$9,964	$9,968
10/16	$9,896	$9,859	$9,877
11/16	$9,588	$9,491	$9,526
12/16	$9,668	$9,603	$9,628
01/17	$9,707	$9,666	$9,700
02/17	$9,760	$9,733	$9,768
03/17	$9,776	$9,754	$9,787
04/17	$9,838	$9,825	$9,863
05/17	$9,957	$9,981	$10,006
06/17	$9,931	$9,945	$9,964
07/17	$9,986	$10,026	$10,043
08/17	$10,050	$10,102	$10,115
09/17	$10,008	$10,051	$10,064
10/17	$10,007	$10,075	$10,080
11/17	$9,957	$10,021	$9,993
12/17	$10,029	$10,126	$10,086
01/18	$9,939	$10,007	$9,984
02/18	$9,903	$9,977	$9,953
03/18	$9,926	$10,014	$9,978
04/18	$9,892	$9,978	$9,950
05/18	$9,982	$10,092	$10,050
06/18	$9,988	$10,101	$10,066
07/18	$10,012	$10,125	$10,099
08/18	$10,019	$10,151	$10,119
09/18	$9,968	$10,086	$10,059
10/18	$9,909	$10,023	$10,013
11/18	$10,019	$10,134	$10,122
12/18	$10,127	$10,256	$10,241
01/19	$10,209	$10,333	$10,333
02/19	$10,256	$10,389	$10,386
03/19	$10,364	$10,553	$10,515
04/19	$10,387	$10,592	$10,538
05/19	$10,511	$10,738	$10,674
06/19	$10,559	$10,778	$10,720
07/19	$10,633	$10,865	$10,809
08/19	$10,766	$11,036	$10,945
09/19	$10,695	$10,948	$10,850
10/19	$10,710	$10,968	$10,878
11/19	$10,715	$10,995	$10,904
12/19	$10,751	$11,029	$10,940
01/20	$10,902	$11,227	$11,120
02/20	$11,008	$11,371	$11,234
03/20	$10,772	$10,959	$10,879
04/20	$10,689	$10,821	$10,791
05/20	$10,988	$11,166	$11,118
06/20	$11,016	$11,258	$11,188
07/20	$11,141	$11,447	$11,358
08/20	$11,099	$11,393	$11,316
09/20	$11,101	$11,396	$11,326
10/20	$11,068	$11,362	$11,295
11/20	$11,174	$11,533	$11,432
12/20	$11,215	$11,603	$11,491
01/21	$11,243	$11,677	$11,550
02/21	$11,084	$11,492	$11,389
03/21	$11,130	$11,563	$11,448
04/21	$11,202	$11,660	$11,527
05/21	$11,231	$11,694	$11,545
06/21	$11,250	$11,727	$11,561
07/21	$11,323	$11,824	$11,653
08/21	$11,306	$11,780	$11,627
09/21	$11,225	$11,695	$11,550
10/21	$11,208	$11,661	$11,513
11/21	$11,262	$11,760	$11,580
12/21	$11,282	$11,779	$11,598
01/22	$11,022	$11,457	$11,294
02/22	$10,975	$11,416	$11,257
03/22	$10,705	$11,046	$10,936
04/22	$10,488	$10,740	$10,687
05/22	$10,598	$10,900	$10,845
06/22	$10,489	$10,721	$10,744
07/22	$10,689	$11,005	$11,003
08/22	$10,498	$10,763	$10,803
09/22	$10,207	$10,350	$10,451
10/22	$10,181	$10,264	$10,405
11/22	$10,529	$10,744	$10,797
12/22	$10,549	$10,775	$10,854
01/23	$10,780	$11,085	$11,114
02/23	$10,567	$10,834	$10,893
03/23	$10,753	$11,074	$11,114
04/23	$10,717	$11,049	$11,084
05/23	$10,618	$10,953	$10,977
06/23	$10,703	$11,063	$11,063
07/23	$10,724	$11,107	$11,109
08/23	$10,634	$10,947	$10,984
09/23	$10,430	$10,626	$10,717
10/23	$10,368	$10,536	$10,665
11/23	$10,791	$11,204	$11,217
12/23	$10,981	$11,465	$11,444
01/24	$10,966	$11,406	$11,396
02/24	$10,967	$11,421	$11,407
03/24	$10,951	$11,421	$11,406
04/24	$10,868	$11,279	$11,278
05/24	$10,824	$11,246	$11,202
06/24	$10,950	$11,418	$11,355
07/24	$11,029	$11,523	$11,458
08/24	$11,099	$11,613	$11,562
09/24	$11,178	$11,728	$11,661
10/24	$11,057	$11,557	$11,503
11/24	$11,174	$11,757	$11,652
12/24	$11,082	$11,586	$11,526
01/25	$11,134	$11,644	$11,606
02/25	$11,232	$11,759	$11,725
03/25	$11,091	$11,560	$11,564
04/25	$11,046	$11,467	$11,488
05/25	$11,080	$11,474	$11,554
06/25	$11,151	$11,546	$11,644
07/25	$11,147	$11,522	$11,671
08/25	$11,220	$11,622	$11,773
09/25	$11,390	$11,892	$11,960
10/25	$11,502	$12,039	$12,072
11/25	$11,535	$12,067	$12,104
12/25	$11,570	$12,078	$12,137
01/26	$11,664	$12,191	$12,270
02/26	$11,763	$12,343	$12,399
03/26	$11,561	$12,056	$12,096
04/26	$11,654	$12,194	$12,199
05/26	$11,679	$12,240	$12,230
06/26	$11,745	$12,358	$12,306
07/26	$11,592	$12,129	$12,108

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.00	0.47	1.49
Bloomberg Municipal Bond Index	5.27	0.51	1.95
Bloomberg 3-15 Year Blend Municipal Bond Index	3.74	0.77	1.93

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 288,915,233
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,378,454
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$288,915,233
Total number of portfolio holdings	185
Management services fees (represents 0.47% of Fund average net assets)	$1,378,454
Portfolio turnover for the reporting period	12%

Holdings [Text Block]	Asset Categories
Table Summary
Municipal Bonds	98.1%
Other	1.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Oregon Health & Science University 5.000% 07/01/2034	2.6%
City of Portland Water System 4.000% 04/01/2030	2.6%
Tri-County Metropolitan Transportation District of Oregon 5.000% 10/01/2032	2.4%
Oregon Health & Science University 5.000% 07/01/2032	1.9%
City of Portland Sewer System 5.000% 12/01/2042	1.8%
State of Oregon Department of Transportation 5.000% 11/15/2037	1.8%
State of Oregon Housing & Community Services Department, Series R 4.000% 01/10/2048	1.7%
Puerto Rico Public Finance Corp. 6.000% 08/01/2026	1.7%
Port of Portland 4.000% 07/01/2039	1.7%
Washington Clackamas & Yamhill Counties School District No. 88J 5.000% 06/15/2031	1.6%

Material Fund Change [Text Block]
C000029373
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class A
Trading Symbol	COLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Municipal Income Fund Class A (including sales charges) ($11,390)	Bloomberg Municipal Bond Index ($12,129)
07/16	$9,700	$10,000
08/16	$9,732	$10,013
09/16	$9,695	$9,964
10/16	$9,589	$9,859
11/16	$9,194	$9,491
12/16	$9,254	$9,603
01/17	$9,294	$9,666
02/17	$9,372	$9,733
03/17	$9,391	$9,754
04/17	$9,448	$9,825
05/17	$9,594	$9,981
06/17	$9,558	$9,945
07/17	$9,633	$10,026
08/17	$9,721	$10,102
09/17	$9,694	$10,051
10/17	$9,718	$10,075
11/17	$9,719	$10,021
12/17	$9,822	$10,126
01/18	$9,732	$10,007
02/18	$9,688	$9,977
03/18	$9,730	$10,014
04/18	$9,701	$9,978
05/18	$9,808	$10,092
06/18	$9,817	$10,101
07/18	$9,833	$10,125
08/18	$9,858	$10,151
09/18	$9,792	$10,086
10/18	$9,709	$10,023
11/18	$9,772	$10,134
12/18	$9,876	$10,256
01/19	$9,927	$10,333
02/19	$9,983	$10,389
03/19	$10,171	$10,553
04/19	$10,222	$10,592
05/19	$10,380	$10,738
06/19	$10,407	$10,778
07/19	$10,474	$10,865
08/19	$10,673	$11,036
09/19	$10,601	$10,948
10/19	$10,607	$10,968
11/19	$10,620	$10,995
12/19	$10,651	$11,029
01/20	$10,853	$11,227
02/20	$11,068	$11,371
03/20	$10,380	$10,959
04/20	$10,043	$10,821
05/20	$10,346	$11,166
06/20	$10,554	$11,258
07/20	$10,763	$11,447
08/20	$10,733	$11,393
09/20	$10,727	$11,396
10/20	$10,704	$11,362
11/20	$10,906	$11,533
12/20	$11,009	$11,603
01/21	$11,107	$11,677
02/21	$10,944	$11,492
03/21	$11,027	$11,563
04/21	$11,149	$11,660
05/21	$11,224	$11,694
06/21	$11,281	$11,727
07/21	$11,381	$11,824
08/21	$11,323	$11,780
09/21	$11,224	$11,695
10/21	$11,208	$11,661
11/21	$11,323	$11,760
12/21	$11,340	$11,779
01/22	$11,022	$11,457
02/22	$10,927	$11,416
03/22	$10,575	$11,046
04/22	$10,215	$10,740
05/22	$10,301	$10,900
06/22	$10,022	$10,721
07/22	$10,339	$11,005
08/22	$10,069	$10,763
09/22	$9,584	$10,350
10/22	$9,415	$10,264
11/22	$9,993	$10,744
12/22	$9,938	$10,775
01/23	$10,297	$11,085
02/23	$10,020	$10,834
03/23	$10,206	$11,074
04/23	$10,226	$11,049
05/23	$10,160	$10,953
06/23	$10,259	$11,063
07/23	$10,300	$11,107
08/23	$10,136	$10,947
09/23	$9,759	$10,626
10/23	$9,542	$10,536
11/23	$10,327	$11,204
12/23	$10,625	$11,465
01/24	$10,640	$11,406
02/24	$10,652	$11,421
03/24	$10,675	$11,421
04/24	$10,535	$11,279
05/24	$10,552	$11,246
06/24	$10,796	$11,418
07/24	$10,898	$11,523
08/24	$10,985	$11,613
09/24	$11,155	$11,728
10/24	$10,976	$11,557
11/24	$11,202	$11,757
12/24	$10,995	$11,586
01/25	$11,020	$11,644
02/25	$11,162	$11,759
03/25	$10,908	$11,560
04/25	$10,792	$11,467
05/25	$10,667	$11,474
06/25	$10,728	$11,546
07/25	$10,614	$11,522
08/25	$10,725	$11,622
09/25	$11,129	$11,892
10/25	$11,287	$12,039
11/25	$11,292	$12,067
12/25	$11,279	$12,078
01/26	$11,343	$12,191
02/26	$11,520	$12,343
03/26	$11,265	$12,056
04/26	$11,440	$12,194
05/26	$11,510	$12,240
06/26	$11,635	$12,358
07/26	$11,390	$12,129

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	7.31	0.02	1.62
Class A (including sales charges)	4.06	(0.59)	1.31
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,617,550,454
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 7,915,804
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Material Fund Change [Text Block]
C000029375
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class C
Trading Symbol	COLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$140	1.35%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Municipal Income Fund Class C (including sales charges) ($11,043)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,027	$10,013
09/16	$9,983	$9,964
10/16	$9,869	$9,859
11/16	$9,457	$9,491
12/16	$9,514	$9,603
01/17	$9,556	$9,666
02/17	$9,624	$9,733
03/17	$9,646	$9,754
04/17	$9,700	$9,825
05/17	$9,844	$9,981
06/17	$9,802	$9,945
07/17	$9,873	$10,026
08/17	$9,958	$10,102
09/17	$9,925	$10,051
10/17	$9,936	$10,075
11/17	$9,932	$10,021
12/17	$10,040	$10,126
01/18	$9,934	$10,007
02/18	$9,885	$9,977
03/18	$9,930	$10,014
04/18	$9,887	$9,978
05/18	$9,991	$10,092
06/18	$10,002	$10,101
07/18	$10,013	$10,125
08/18	$10,025	$10,151
09/18	$9,960	$10,086
10/18	$9,863	$10,023
11/18	$9,929	$10,134
12/18	$10,029	$10,256
01/19	$10,068	$10,333
02/19	$10,127	$10,389
03/19	$10,312	$10,553
04/19	$10,358	$10,592
05/19	$10,505	$10,738
06/19	$10,535	$10,778
07/19	$10,596	$10,865
08/19	$10,792	$11,036
09/19	$10,713	$10,948
10/19	$10,706	$10,968
11/19	$10,721	$10,995
12/19	$10,746	$11,029
01/20	$10,945	$11,227
02/20	$11,155	$11,371
03/20	$10,448	$10,959
04/20	$10,103	$10,821
05/20	$10,411	$11,166
06/20	$10,614	$11,258
07/20	$10,818	$11,447
08/20	$10,782	$11,393
09/20	$10,771	$11,396
10/20	$10,743	$11,362
11/20	$10,932	$11,533
12/20	$11,038	$11,603
01/21	$11,131	$11,677
02/21	$10,962	$11,492
03/21	$11,031	$11,563
04/21	$11,148	$11,660
05/21	$11,225	$11,694
06/21	$11,277	$11,727
07/21	$11,362	$11,824
08/21	$11,308	$11,780
09/21	$11,203	$11,695
10/21	$11,181	$11,661
11/21	$11,282	$11,760
12/21	$11,302	$11,779
01/22	$10,971	$11,457
02/22	$10,879	$11,416
03/22	$10,515	$11,046
04/22	$10,151	$10,740
05/22	$10,240	$10,900
06/22	$9,958	$10,721
07/22	$10,268	$11,005
08/22	$9,987	$10,763
09/22	$9,509	$10,350
10/22	$9,337	$10,264
11/22	$9,896	$10,744
12/22	$9,836	$10,775
01/23	$10,195	$11,085
02/23	$9,917	$10,834
03/23	$10,096	$11,074
04/23	$10,111	$11,049
05/23	$10,040	$10,953
06/23	$10,133	$11,063
07/23	$10,168	$11,107
08/23	$9,993	$10,947
09/23	$9,625	$10,626
10/23	$9,406	$10,536
11/23	$10,166	$11,204
12/23	$10,463	$11,465
01/24	$10,473	$11,406
02/24	$10,479	$11,421
03/24	$10,497	$11,421
04/24	$10,354	$11,279
05/24	$10,365	$11,246
06/24	$10,600	$11,418
07/24	$10,694	$11,523
08/24	$10,766	$11,613
09/24	$10,935	$11,728
10/24	$10,755	$11,557
11/24	$10,971	$11,757
12/24	$10,763	$11,586
01/25	$10,782	$11,644
02/25	$10,916	$11,759
03/25	$10,652	$11,560
04/25	$10,534	$11,467
05/25	$10,416	$11,474
06/25	$10,470	$11,546
07/25	$10,353	$11,522
08/25	$10,456	$11,622
09/25	$10,845	$11,892
10/25	$10,993	$12,039
11/25	$10,992	$12,067
12/25	$10,974	$12,078
01/26	$11,031	$12,191
02/26	$11,198	$12,343
03/26	$10,945	$12,056
04/26	$11,109	$12,194
05/26	$11,171	$12,240
06/26	$11,287	$12,358
07/26	$11,043	$12,129

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	6.67	(0.57)	1.00
Class C (including sales charges)	5.67	(0.57)	1.00
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,617,550,454
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 7,915,804
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Material Fund Change [Text Block]
C000029376
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional Class
Trading Symbol	CTEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Municipal Income Fund Institutional Class ($11,988)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,034	$10,013
09/16	$9,997	$9,964
10/16	$9,890	$9,859
11/16	$9,484	$9,491
12/16	$9,548	$9,603
01/17	$9,591	$9,666
02/17	$9,672	$9,733
03/17	$9,701	$9,754
04/17	$9,755	$9,825
05/17	$9,907	$9,981
06/17	$9,879	$9,945
07/17	$9,950	$10,026
08/17	$10,043	$10,102
09/17	$10,017	$10,051
10/17	$10,043	$10,075
11/17	$10,046	$10,021
12/17	$10,155	$10,126
01/18	$10,062	$10,007
02/18	$10,019	$9,977
03/18	$10,064	$10,014
04/18	$10,036	$9,978
05/18	$10,148	$10,092
06/18	$10,159	$10,101
07/18	$10,178	$10,125
08/18	$10,205	$10,151
09/18	$10,138	$10,086
10/18	$10,054	$10,023
11/18	$10,128	$10,134
12/18	$10,230	$10,256
01/19	$10,285	$10,333
02/19	$10,345	$10,389
03/19	$10,541	$10,553
04/19	$10,603	$10,592
05/19	$10,761	$10,738
06/19	$10,791	$10,778
07/19	$10,870	$10,865
08/19	$11,070	$11,036
09/19	$10,998	$10,948
10/19	$11,006	$10,968
11/19	$11,021	$10,995
12/19	$11,055	$11,029
01/20	$11,275	$11,227
02/20	$11,492	$11,371
03/20	$10,779	$10,959
04/20	$10,431	$10,821
05/20	$10,748	$11,166
06/20	$10,965	$11,258
07/20	$11,184	$11,447
08/20	$11,163	$11,393
09/20	$11,150	$11,396
10/20	$11,129	$11,362
11/20	$11,341	$11,533
12/20	$11,450	$11,603
01/21	$11,554	$11,677
02/21	$11,386	$11,492
03/21	$11,473	$11,563
04/21	$11,603	$11,660
05/21	$11,691	$11,694
06/21	$11,753	$11,727
07/21	$11,850	$11,824
08/21	$11,801	$11,780
09/21	$11,691	$11,695
10/21	$11,675	$11,661
11/21	$11,797	$11,760
12/21	$11,818	$11,779
01/22	$11,488	$11,457
02/22	$11,391	$11,416
03/22	$11,026	$11,046
04/22	$10,652	$10,740
05/22	$10,752	$10,900
06/22	$10,463	$10,721
07/22	$10,787	$11,005
08/22	$10,507	$10,763
09/22	$10,012	$10,350
10/22	$9,837	$10,264
11/22	$10,433	$10,744
12/22	$10,377	$10,775
01/23	$10,753	$11,085
02/23	$10,467	$10,834
03/23	$10,671	$11,074
04/23	$10,685	$11,049
05/23	$10,626	$10,953
06/23	$10,723	$11,063
07/23	$10,777	$11,107
08/23	$10,598	$10,947
09/23	$10,215	$10,626
10/23	$9,980	$10,536
11/23	$10,803	$11,204
12/23	$11,126	$11,465
01/24	$11,135	$11,406
02/24	$11,158	$11,421
03/24	$11,184	$11,421
04/24	$11,030	$11,279
05/24	$11,059	$11,246
06/24	$11,316	$11,418
07/24	$11,415	$11,523
08/24	$11,509	$11,613
09/24	$11,698	$11,728
10/24	$11,513	$11,557
11/24	$11,742	$11,757
12/24	$11,527	$11,586
01/25	$11,555	$11,644
02/25	$11,716	$11,759
03/25	$11,441	$11,560
04/25	$11,321	$11,467
05/25	$11,192	$11,474
06/25	$11,268	$11,546
07/25	$11,150	$11,522
08/25	$11,258	$11,622
09/25	$11,694	$11,892
10/25	$11,862	$12,039
11/25	$11,859	$12,067
12/25	$11,847	$12,078
01/26	$11,918	$12,191
02/26	$12,115	$12,343
03/26	$11,849	$12,056
04/26	$12,025	$12,194
05/26	$12,100	$12,240
06/26	$12,244	$12,358
07/26	$11,988	$12,129

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	7.52	0.23	1.83
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,617,550,454
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 7,915,804
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Material Fund Change [Text Block]
C000136874
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CADMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Municipal Income Fund Institutional 2 Class ($12,005)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,034	$10,013
09/16	$9,991	$9,964
10/16	$9,891	$9,859
11/16	$9,478	$9,491
12/16	$9,543	$9,603
01/17	$9,593	$9,666
02/17	$9,675	$9,733
03/17	$9,696	$9,754
04/17	$9,757	$9,825
05/17	$9,909	$9,981
06/17	$9,874	$9,945
07/17	$9,953	$10,026
08/17	$10,045	$10,102
09/17	$10,019	$10,051
10/17	$10,045	$10,075
11/17	$10,049	$10,021
12/17	$10,157	$10,126
01/18	$10,065	$10,007
02/18	$10,021	$9,977
03/18	$10,067	$10,014
04/18	$10,038	$9,978
05/18	$10,151	$10,092
06/18	$10,162	$10,101
07/18	$10,181	$10,125
08/18	$10,208	$10,151
09/18	$10,142	$10,086
10/18	$10,057	$10,023
11/18	$10,132	$10,134
12/18	$10,233	$10,256
01/19	$10,289	$10,333
02/19	$10,348	$10,389
03/19	$10,545	$10,553
04/19	$10,599	$10,592
05/19	$10,766	$10,738
06/19	$10,796	$10,778
07/19	$10,875	$10,865
08/19	$11,083	$11,036
09/19	$11,010	$10,948
10/19	$11,011	$10,968
11/19	$11,034	$10,995
12/19	$11,060	$11,029
01/20	$11,280	$11,227
02/20	$11,505	$11,371
03/20	$10,784	$10,959
04/20	$10,436	$10,821
05/20	$10,761	$11,166
06/20	$10,979	$11,258
07/20	$11,190	$11,447
08/20	$11,169	$11,393
09/20	$11,156	$11,396
10/20	$11,135	$11,362
11/20	$11,347	$11,533
12/20	$11,465	$11,603
01/21	$11,560	$11,677
02/21	$11,401	$11,492
03/21	$11,480	$11,563
04/21	$11,610	$11,660
05/21	$11,698	$11,694
06/21	$11,760	$11,727
07/21	$11,858	$11,824
08/21	$11,809	$11,780
09/21	$11,699	$11,695
10/21	$11,684	$11,661
11/21	$11,806	$11,760
12/21	$11,827	$11,779
01/22	$11,497	$11,457
02/22	$11,400	$11,416
03/22	$11,035	$11,046
04/22	$10,660	$10,740
05/22	$10,761	$10,900
06/22	$10,472	$10,721
07/22	$10,795	$11,005
08/22	$10,515	$10,763
09/22	$10,020	$10,350
10/22	$9,845	$10,264
11/22	$10,442	$10,744
12/22	$10,386	$10,775
01/23	$10,763	$11,085
02/23	$10,476	$10,834
03/23	$10,681	$11,074
04/23	$10,695	$11,049
05/23	$10,636	$10,953
06/23	$10,733	$11,063
07/23	$10,787	$11,107
08/23	$10,608	$10,947
09/23	$10,225	$10,626
10/23	$9,990	$10,536
11/23	$10,814	$11,204
12/23	$11,137	$11,465
01/24	$11,146	$11,406
02/24	$11,170	$11,421
03/24	$11,196	$11,421
04/24	$11,042	$11,279
05/24	$11,071	$11,246
06/24	$11,328	$11,418
07/24	$11,437	$11,523
08/24	$11,522	$11,613
09/24	$11,711	$11,728
10/24	$11,526	$11,557
11/24	$11,755	$11,757
12/24	$11,550	$11,586
01/25	$11,569	$11,644
02/25	$11,730	$11,759
03/25	$11,455	$11,560
04/25	$11,335	$11,467
05/25	$11,216	$11,474
06/25	$11,282	$11,546
07/25	$11,164	$11,522
08/25	$11,272	$11,622
09/25	$11,709	$11,892
10/25	$11,878	$12,039
11/25	$11,875	$12,067
12/25	$11,863	$12,078
01/26	$11,933	$12,191
02/26	$12,131	$12,343
03/26	$11,865	$12,056
04/26	$12,042	$12,194
05/26	$12,127	$12,240
06/26	$12,261	$12,358
07/26	$12,005	$12,129

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	7.54	0.25	1.84
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,617,550,454
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 7,915,804
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Material Fund Change [Text Block]
C000177149
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CTEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Municipal Income Fund Institutional 3 Class ($12,036)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,032	$10,013
09/16	$9,994	$9,964
10/16	$9,885	$9,859
11/16	$9,478	$9,491
12/16	$9,540	$9,603
01/17	$9,581	$9,666
02/17	$9,661	$9,733
03/17	$9,681	$9,754
04/17	$9,743	$9,825
05/17	$9,895	$9,981
06/17	$9,860	$9,945
07/17	$9,939	$10,026
08/17	$10,032	$10,102
09/17	$10,006	$10,051
10/17	$10,033	$10,075
11/17	$10,036	$10,021
12/17	$10,145	$10,126
01/18	$10,046	$10,007
02/18	$10,011	$9,977
03/18	$10,057	$10,014
04/18	$10,029	$9,978
05/18	$10,141	$10,092
06/18	$10,153	$10,101
07/18	$10,172	$10,125
08/18	$10,200	$10,151
09/18	$10,134	$10,086
10/18	$10,043	$10,023
11/18	$10,118	$10,134
12/18	$10,228	$10,256
01/19	$10,275	$10,333
02/19	$10,343	$10,389
03/19	$10,540	$10,553
04/19	$10,594	$10,592
05/19	$10,760	$10,738
06/19	$10,791	$10,778
07/19	$10,862	$10,865
08/19	$11,071	$11,036
09/19	$10,999	$10,948
10/19	$11,000	$10,968
11/19	$11,023	$10,995
12/19	$11,058	$11,029
01/20	$11,270	$11,227
02/20	$11,495	$11,371
03/20	$10,776	$10,959
04/20	$10,430	$10,821
05/20	$10,755	$11,166
06/20	$10,972	$11,258
07/20	$11,191	$11,447
08/20	$11,163	$11,393
09/20	$11,159	$11,396
10/20	$11,138	$11,362
11/20	$11,342	$11,533
12/20	$11,460	$11,603
01/21	$11,564	$11,677
02/21	$11,397	$11,492
03/21	$11,485	$11,563
04/21	$11,615	$11,660
05/21	$11,695	$11,694
06/21	$11,757	$11,727
07/21	$11,863	$11,824
08/21	$11,807	$11,780
09/21	$11,706	$11,695
10/21	$11,691	$11,661
11/21	$11,814	$11,760
12/21	$11,835	$11,779
01/22	$11,498	$11,457
02/22	$11,410	$11,416
03/22	$11,037	$11,046
04/22	$10,665	$10,740
05/22	$10,765	$10,900
06/22	$10,477	$10,721
07/22	$10,801	$11,005
08/22	$10,522	$10,763
09/22	$10,028	$10,350
10/22	$9,854	$10,264
11/22	$10,450	$10,744
12/22	$10,395	$10,775
01/23	$10,781	$11,085
02/23	$10,486	$10,834
03/23	$10,691	$11,074
04/23	$10,714	$11,049
05/23	$10,647	$10,953
06/23	$10,744	$11,063
07/23	$10,799	$11,107
08/23	$10,621	$10,947
09/23	$10,238	$10,626
10/23	$10,005	$10,536
11/23	$10,828	$11,204
12/23	$11,152	$11,465
01/24	$11,170	$11,406
02/24	$11,185	$11,421
03/24	$11,211	$11,421
04/24	$11,067	$11,279
05/24	$11,087	$11,246
06/24	$11,346	$11,418
07/24	$11,455	$11,523
08/24	$11,540	$11,613
09/24	$11,729	$11,728
10/24	$11,545	$11,557
11/24	$11,784	$11,757
12/24	$11,570	$11,586
01/25	$11,599	$11,644
02/25	$11,751	$11,759
03/25	$11,476	$11,560
04/25	$11,357	$11,467
05/25	$11,239	$11,474
06/25	$11,306	$11,546
07/25	$11,188	$11,522
08/25	$11,297	$11,622
09/25	$11,734	$11,892
10/25	$11,903	$12,039
11/25	$11,911	$12,067
12/25	$11,900	$12,078
01/26	$11,971	$12,191
02/26	$12,159	$12,343
03/26	$11,894	$12,056
04/26	$12,081	$12,194
05/26	$12,157	$12,240
06/26	$12,291	$12,358
07/26	$12,036	$12,129

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 ClassFootnote Reference(a)	7.58	0.29	1.87
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,617,550,454
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 7,915,804
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Material Fund Change [Text Block]
C000253711
Shareholder Report [Line Items]
Fund Name	Columbia Total Return Municipal Income Fund
Class Name	Class S
Trading Symbol	CTEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Total Return Municipal Income Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Yield curve positioning | The Fund’s overweight to longer-maturity bonds added to performance relative to the benchmark and was the major driver of the Fund’s outperformance of the benchmark during the period.

Credit quality allocation | Credit quality allocation was also a material contributor to the Fund’s relative outperformance as overweights to not-rated, BBB and BB bonds added to relative performance.

Credit quality security selection | Security selection in bonds rated BBB, AA and single-A contributed to the Fund’s performance relative to its benchmark.

Sector security selection | Strong sector security selection, particularly in housing, continuing care retirement communities (CCRC), special tax and toll roads/bridges/tunnels bonds contributed to the Fund’s benchmark-relative performance.

Sector allocation | An overweight to the CCRC sector added to the Fund’s relative performance.

Top Performance Detractors

Sector security selection | Security selection was positive overall. However, selection in tobacco and nursing/assisted living bonds detracted from relative performance during the period.

Sector allocation | While sector allocation was positive overall, an overweight to housing bonds also weighed on the Fund’s performance relative to the benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Total Return Municipal Income Fund Class S ($11,793)	Bloomberg Municipal Bond Index ($12,129)
07/16	$10,000	$10,000
08/16	$10,032	$10,013
09/16	$9,994	$9,964
10/16	$9,885	$9,859
11/16	$9,478	$9,491
12/16	$9,540	$9,603
01/17	$9,581	$9,666
02/17	$9,661	$9,733
03/17	$9,681	$9,754
04/17	$9,740	$9,825
05/17	$9,890	$9,981
06/17	$9,854	$9,945
07/17	$9,930	$10,026
08/17	$10,021	$10,102
09/17	$9,994	$10,051
10/17	$10,018	$10,075
11/17	$10,019	$10,021
12/17	$10,126	$10,126
01/18	$10,032	$10,007
02/18	$9,987	$9,977
03/18	$10,031	$10,014
04/18	$10,000	$9,978
05/18	$10,111	$10,092
06/18	$10,120	$10,101
07/18	$10,137	$10,125
08/18	$10,162	$10,151
09/18	$10,095	$10,086
10/18	$10,009	$10,023
11/18	$10,073	$10,134
12/18	$10,181	$10,256
01/19	$10,234	$10,333
02/19	$10,291	$10,389
03/19	$10,485	$10,553
04/19	$10,537	$10,592
05/19	$10,700	$10,738
06/19	$10,729	$10,778
07/19	$10,797	$10,865
08/19	$11,002	$11,036
09/19	$10,928	$10,948
10/19	$10,935	$10,968
11/19	$10,948	$10,995
12/19	$10,980	$11,029
01/20	$11,189	$11,227
02/20	$11,410	$11,371
03/20	$10,700	$10,959
04/20	$10,353	$10,821
05/20	$10,665	$11,166
06/20	$10,879	$11,258
07/20	$11,095	$11,447
08/20	$11,064	$11,393
09/20	$11,058	$11,396
10/20	$11,035	$11,362
11/20	$11,243	$11,533
12/20	$11,349	$11,603
01/21	$11,450	$11,677
02/21	$11,282	$11,492
03/21	$11,367	$11,563
04/21	$11,493	$11,660
05/21	$11,570	$11,694
06/21	$11,630	$11,727
07/21	$11,732	$11,824
08/21	$11,673	$11,780
09/21	$11,570	$11,695
10/21	$11,554	$11,661
11/21	$11,672	$11,760
12/21	$11,690	$11,779
01/22	$11,363	$11,457
02/22	$11,264	$11,416
03/22	$10,902	$11,046
04/22	$10,530	$10,740
05/22	$10,619	$10,900
06/22	$10,332	$10,721
07/22	$10,658	$11,005
08/22	$10,380	$10,763
09/22	$9,880	$10,350
10/22	$9,706	$10,264
11/22	$10,302	$10,744
12/22	$10,244	$10,775
01/23	$10,614	$11,085
02/23	$10,330	$10,834
03/23	$10,521	$11,074
04/23	$10,542	$11,049
05/23	$10,473	$10,953
06/23	$10,576	$11,063
07/23	$10,618	$11,107
08/23	$10,449	$10,947
09/23	$10,060	$10,626
10/23	$9,837	$10,536
11/23	$10,646	$11,204
12/23	$10,953	$11,465
01/24	$10,969	$11,406
02/24	$10,981	$11,421
03/24	$11,005	$11,421
04/24	$10,861	$11,279
05/24	$10,878	$11,246
06/24	$11,129	$11,418
07/24	$11,234	$11,523
08/24	$11,325	$11,613
09/24	$11,499	$11,728
10/24	$11,326	$11,557
11/24	$11,551	$11,757
12/24	$11,340	$11,586
01/25	$11,367	$11,644
02/25	$11,525	$11,759
03/25	$11,255	$11,560
04/25	$11,137	$11,467
05/25	$11,010	$11,474
06/25	$11,085	$11,546
07/25	$10,969	$11,522
08/25	$11,075	$11,622
09/25	$11,504	$11,892
10/25	$11,670	$12,039
11/25	$11,667	$12,067
12/25	$11,655	$12,078
01/26	$11,724	$12,191
02/26	$11,918	$12,343
03/26	$11,657	$12,056
04/26	$11,830	$12,194
05/26	$11,903	$12,240
06/26	$12,045	$12,358
07/26	$11,793	$12,129

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	7.52	0.10	1.66
Bloomberg Municipal Bond Index	5.27	0.51	1.95

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,617,550,454
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 7,915,804
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,617,550,454
Total number of portfolio holdings	421
Management services fees (represents 0.46% of Fund average net assets)	$7,915,804
Portfolio turnover for the reporting period	16%

Holdings [Text Block]

Top States/Territories

Table Summary
Texas	12.7%
New York	12.2%
Illinois	7.0%
Pennsylvania	6.9%
New Jersey	5.0%
Alabama	4.8%
California	3.8%
Georgia	3.3%
Michigan	3.3%
Ohio	3.2%

Asset Categories

Table Summary
Municipal Bonds	97.4%
Floating Rate Notes	2.1%
Other	0.2%

Material Fund Change [Text Block]
C000210388
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Class A
Trading Symbol	CUSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset-backed securities | Positioning in asset-backed securities was the largest contributor to the Fund’s performance relative to its benchmark. Asset-backed securities, which are not represented in the benchmark, were supported by resilient underlying consumer credit fundamentals during the period.

Investment-grade corporates | Exposure to investment-grade corporates also proved beneficial to the Fund’s relative performance, driven by both an overweight and favorable security selection within industrial and financial holdings.

Mortgage-backed securities | Exposure to mortgage-backed securities contributed as well, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and U.S. consumers remained in relatively good financial health.

Top Performance Detractors

Yield-curve positioning | The Fund's positioning along the yield curve was the largest detractor relative to the benchmark, as short-term interest rates fell while longer-dated rates rose over the period. While curve positioning still added to the Fund's absolute return, it lagged that of the benchmark. On an active basis, the drag was more than offset by the Fund's duration positioning (its sensitivity to changes in interest rates) and roll down (the tendency of a bond's price to rise as it approaches maturity), such that the Fund's overall interest-rate positioning contributed positively relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Ultra Short Term Bond Fund Class A (including sales charges) ($12,968)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
07/16	$10,000	$10,000	$10,000
08/16	$10,005	$9,989	$10,004
09/16	$10,011	$9,983	$10,011
10/16	$10,017	$9,906	$10,018
11/16	$10,023	$9,672	$10,018
12/16	$10,018	$9,686	$10,025
01/17	$10,036	$9,705	$10,037
02/17	$10,042	$9,770	$10,044
03/17	$10,049	$9,765	$10,044
04/17	$10,057	$9,840	$10,053
05/17	$10,065	$9,916	$10,059
06/17	$10,073	$9,906	$10,067
07/17	$10,093	$9,949	$10,080
08/17	$10,102	$10,038	$10,091
09/17	$10,110	$9,990	$10,100
10/17	$10,119	$9,996	$10,109
11/17	$10,117	$9,983	$10,114
12/17	$10,127	$10,029	$10,123
01/18	$10,127	$9,913	$10,135
02/18	$10,138	$9,819	$10,141
03/18	$10,140	$9,882	$10,156
04/18	$10,164	$9,809	$10,171
05/18	$10,178	$9,879	$10,190
06/18	$10,192	$9,867	$10,206
07/18	$10,208	$9,869	$10,225
08/18	$10,235	$9,932	$10,246
09/18	$10,240	$9,868	$10,260
10/18	$10,257	$9,790	$10,279
11/18	$10,262	$9,849	$10,299
12/18	$10,293	$10,030	$10,325
01/19	$10,323	$10,136	$10,353
02/19	$10,340	$10,131	$10,375
03/19	$10,372	$10,325	$10,402
04/19	$10,393	$10,328	$10,424
05/19	$10,425	$10,511	$10,450
06/19	$10,456	$10,643	$10,483
07/19	$10,467	$10,666	$10,499
08/19	$10,499	$10,943	$10,528
09/19	$10,519	$10,885	$10,545
10/19	$10,538	$10,917	$10,574
11/19	$10,557	$10,912	$10,585
12/19	$10,565	$10,904	$10,603
01/20	$10,595	$11,114	$10,622
02/20	$10,623	$11,314	$10,652
03/20	$10,417	$11,247	$10,687
04/20	$10,550	$11,447	$10,708
05/20	$10,624	$11,501	$10,719
06/20	$10,671	$11,573	$10,726
07/20	$10,693	$11,746	$10,731
08/20	$10,714	$11,651	$10,734
09/20	$10,710	$11,645	$10,737
10/20	$10,718	$11,593	$10,738
11/20	$10,725	$11,707	$10,741
12/20	$10,733	$11,723	$10,742
01/21	$10,739	$11,639	$10,746
02/21	$10,744	$11,471	$10,748
03/21	$10,738	$11,327	$10,749
04/21	$10,743	$11,417	$10,751
05/21	$10,748	$11,454	$10,754
06/21	$10,751	$11,535	$10,753
07/21	$10,753	$11,664	$10,754
08/21	$10,756	$11,641	$10,756
09/21	$10,759	$11,541	$10,757
10/21	$10,750	$11,537	$10,756
11/21	$10,741	$11,572	$10,755
12/21	$10,731	$11,542	$10,752
01/22	$10,721	$11,293	$10,744
02/22	$10,711	$11,167	$10,738
03/22	$10,678	$10,857	$10,725
04/22	$10,668	$10,445	$10,721
05/22	$10,685	$10,512	$10,737
06/22	$10,656	$10,347	$10,713
07/22	$10,668	$10,600	$10,730
08/22	$10,694	$10,301	$10,738
09/22	$10,710	$9,856	$10,730
10/22	$10,717	$9,728	$10,744
11/22	$10,762	$10,086	$10,782
12/22	$10,799	$10,040	$10,826
01/23	$10,873	$10,349	$10,869
02/23	$10,898	$10,082	$10,894
03/23	$10,941	$10,338	$10,955
04/23	$10,996	$10,400	$10,990
05/23	$11,029	$10,287	$11,019
06/23	$11,086	$10,250	$11,064
07/23	$11,145	$10,243	$11,114
08/23	$11,206	$10,178	$11,164
09/23	$11,242	$9,919	$11,211
10/23	$11,293	$9,763	$11,261
11/23	$11,371	$10,205	$11,324
12/23	$11,440	$10,595	$11,388
01/24	$11,518	$10,566	$11,437
02/24	$11,555	$10,417	$11,473
03/24	$11,609	$10,513	$11,523
04/24	$11,661	$10,248	$11,564
05/24	$11,716	$10,421	$11,621
06/24	$11,761	$10,520	$11,670
07/24	$11,847	$10,766	$11,735
08/24	$11,912	$10,920	$11,800
09/24	$11,978	$11,067	$11,864
10/24	$12,018	$10,792	$11,897
11/24	$12,067	$10,906	$11,942
12/24	$12,128	$10,728	$11,993
01/25	$12,174	$10,785	$12,038
02/25	$12,216	$11,022	$12,081
03/25	$12,264	$11,026	$12,127
04/25	$12,296	$11,070	$12,171
05/25	$12,342	$10,990	$12,205
06/25	$12,401	$11,159	$12,252
07/25	$12,448	$11,130	$12,289
08/25	$12,507	$11,263	$12,348
09/25	$12,553	$11,386	$12,397
10/25	$12,600	$11,457	$12,438
11/25	$12,645	$11,528	$12,481
12/25	$12,694	$11,511	$12,528
01/26	$12,736	$11,523	$12,565
02/26	$12,771	$11,712	$12,600
03/26	$12,787	$11,506	$12,627
04/26	$12,842	$11,519	$12,670
05/26	$12,883	$11,554	$12,708
06/26	$12,924	$11,582	$12,739
07/26	$12,968	$11,431	$12,781

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)Footnote Reference(a)	4.18	3.82	2.63
Class A (including sales charges)	4.18	3.82	2.63
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. Short-Term Government/Corporate Index	4.00	3.51	2.48

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,901,560,937
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 3,241,557
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,901,560,937
Total number of portfolio holdings	242
Management services fees (represents 0.21% of Fund average net assets)	$3,241,557
Portfolio turnover for the reporting period	88%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	45.8%
Asset-Backed Securities - Non-Agency	33.6%
Residential Mortgage-Backed Securities - Non-Agency	9.1%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Money Market Funds	1.2%
U.S. Government & Agency Obligations	1.0%
Foreign Government Obligations	1.0%
Treasury Bills	1.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Affirm Asset Securitization Trust 4.620% 09/15/2029	1.9%
Hyundai Auto Lease Securitization Trust 4.620% 04/17/2028	1.8%
Nissan Master Owner Trust Receivables 5.050% 02/15/2029	1.7%
Ford Credit Auto Owner Trust 3.880% 11/15/2034	1.6%
GMF Floorplan Owner Revolving Trust 5.130% 03/15/2029	1.5%
CarMax Auto Owner Trust 5.500% 01/16/2029	1.4%
Toorak Mortgage Trust 5.524% 02/25/2040	1.1%
Bank of America Merrill Lynch Commercial Mortgage Trust 3.311% 02/15/2050	1.1%
SoFi Consumer Loan Program 4.460% 06/25/2035	1.1%
Hyundai Auto Lease Securitization Trust 4.830% 01/18/2028	1.0%

Material Fund Change [Text Block]
C000206532
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	CUSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset-backed securities | Positioning in asset-backed securities was the largest contributor to the Fund’s performance relative to its benchmark. Asset-backed securities, which are not represented in the benchmark, were supported by resilient underlying consumer credit fundamentals during the period.

Investment-grade corporates | Exposure to investment-grade corporates also proved beneficial to the Fund’s relative performance, driven by both an overweight and favorable security selection within industrial and financial holdings.

Mortgage-backed securities | Exposure to mortgage-backed securities contributed as well, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and U.S. consumers remained in relatively good financial health.

Top Performance Detractors

Yield-curve positioning | The Fund's positioning along the yield curve was the largest detractor relative to the benchmark, as short-term interest rates fell while longer-dated rates rose over the period. While curve positioning still added to the Fund's absolute return, it lagged that of the benchmark. On an active basis, the drag was more than offset by the Fund's duration positioning (its sensitivity to changes in interest rates) and roll down (the tendency of a bond's price to rise as it approaches maturity), such that the Fund's overall interest-rate positioning contributed positively relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Ultra Short Term Bond Fund Institutional Class ($13,162)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
07/16	$10,000	$10,000	$10,000
08/16	$10,007	$9,989	$10,004
09/16	$10,013	$9,983	$10,011
10/16	$10,020	$9,906	$10,018
11/16	$10,028	$9,672	$10,018
12/16	$10,024	$9,686	$10,025
01/17	$10,043	$9,705	$10,037
02/17	$10,051	$9,770	$10,044
03/17	$10,060	$9,765	$10,044
04/17	$10,068	$9,840	$10,053
05/17	$10,078	$9,916	$10,059
06/17	$10,087	$9,906	$10,067
07/17	$10,108	$9,949	$10,080
08/17	$10,118	$10,038	$10,091
09/17	$10,128	$9,990	$10,100
10/17	$10,138	$9,996	$10,109
11/17	$10,137	$9,983	$10,114
12/17	$10,149	$10,029	$10,123
01/18	$10,150	$9,913	$10,135
02/18	$10,162	$9,819	$10,141
03/18	$10,165	$9,882	$10,156
04/18	$10,191	$9,809	$10,171
05/18	$10,206	$9,879	$10,190
06/18	$10,222	$9,867	$10,206
07/18	$10,239	$9,869	$10,225
08/18	$10,267	$9,932	$10,246
09/18	$10,273	$9,868	$10,260
10/18	$10,291	$9,790	$10,279
11/18	$10,298	$9,849	$10,299
12/18	$10,329	$10,030	$10,325
01/19	$10,360	$10,136	$10,353
02/19	$10,380	$10,131	$10,375
03/19	$10,413	$10,325	$10,402
04/19	$10,435	$10,328	$10,424
05/19	$10,468	$10,511	$10,450
06/19	$10,501	$10,643	$10,483
07/19	$10,524	$10,666	$10,499
08/19	$10,559	$10,943	$10,528
09/19	$10,568	$10,885	$10,545
10/19	$10,600	$10,917	$10,574
11/19	$10,609	$10,912	$10,585
12/19	$10,630	$10,904	$10,603
01/20	$10,661	$11,114	$10,622
02/20	$10,679	$11,314	$10,652
03/20	$10,485	$11,247	$10,687
04/20	$10,608	$11,447	$10,708
05/20	$10,696	$11,501	$10,719
06/20	$10,733	$11,573	$10,726
07/20	$10,769	$11,746	$10,731
08/20	$10,779	$11,651	$10,734
09/20	$10,789	$11,645	$10,737
10/20	$10,798	$11,593	$10,738
11/20	$10,806	$11,707	$10,741
12/20	$10,815	$11,723	$10,742
01/21	$10,823	$11,639	$10,746
02/21	$10,829	$11,471	$10,748
03/21	$10,824	$11,327	$10,749
04/21	$10,831	$11,417	$10,751
05/21	$10,837	$11,454	$10,754
06/21	$10,841	$11,535	$10,753
07/21	$10,845	$11,664	$10,754
08/21	$10,849	$11,641	$10,756
09/21	$10,853	$11,541	$10,757
10/21	$10,846	$11,537	$10,756
11/21	$10,838	$11,572	$10,755
12/21	$10,830	$11,542	$10,752
01/22	$10,821	$11,293	$10,744
02/22	$10,800	$11,167	$10,738
03/22	$10,780	$10,857	$10,725
04/22	$10,772	$10,445	$10,721
05/22	$10,790	$10,512	$10,737
06/22	$10,762	$10,347	$10,713
07/22	$10,775	$10,600	$10,730
08/22	$10,803	$10,301	$10,738
09/22	$10,820	$9,856	$10,730
10/22	$10,829	$9,728	$10,744
11/22	$10,876	$10,086	$10,782
12/22	$10,902	$10,040	$10,826
01/23	$10,990	$10,349	$10,869
02/23	$11,017	$10,082	$10,894
03/23	$11,062	$10,338	$10,955
04/23	$11,107	$10,400	$10,990
05/23	$11,154	$10,287	$11,019
06/23	$11,200	$10,250	$11,064
07/23	$11,274	$10,243	$11,114
08/23	$11,337	$10,178	$11,164
09/23	$11,374	$9,919	$11,211
10/23	$11,428	$9,763	$11,261
11/23	$11,508	$10,205	$11,324
12/23	$11,579	$10,595	$11,388
01/24	$11,647	$10,566	$11,437
02/24	$11,686	$10,417	$11,473
03/24	$11,755	$10,513	$11,523
04/24	$11,796	$10,248	$11,564
05/24	$11,866	$10,421	$11,621
06/24	$11,913	$10,520	$11,670
07/24	$12,002	$10,766	$11,735
08/24	$12,056	$10,920	$11,800
09/24	$12,124	$11,067	$11,864
10/24	$12,180	$10,792	$11,897
11/24	$12,231	$10,906	$11,942
12/24	$12,294	$10,728	$11,993
01/25	$12,343	$10,785	$12,038
02/25	$12,386	$11,022	$12,081
03/25	$12,437	$11,026	$12,127
04/25	$12,470	$11,070	$12,171
05/25	$12,519	$10,990	$12,205
06/25	$12,580	$11,159	$12,252
07/25	$12,629	$11,130	$12,289
08/25	$12,677	$11,263	$12,348
09/25	$12,739	$11,386	$12,397
10/25	$12,788	$11,457	$12,438
11/25	$12,822	$11,528	$12,481
12/25	$12,887	$11,511	$12,528
01/26	$12,931	$11,523	$12,565
02/26	$12,969	$11,712	$12,600
03/26	$12,986	$11,506	$12,627
04/26	$13,044	$11,519	$12,670
05/26	$13,087	$11,554	$12,708
06/26	$13,130	$11,582	$12,739
07/26	$13,162	$11,431	$12,781

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)	4.22	3.95	2.79
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. Short-Term Government/Corporate Index	4.00	3.51	2.48

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,901,560,937
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 3,241,557
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,901,560,937
Total number of portfolio holdings	242
Management services fees (represents 0.21% of Fund average net assets)	$3,241,557
Portfolio turnover for the reporting period	88%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	45.8%
Asset-Backed Securities - Non-Agency	33.6%
Residential Mortgage-Backed Securities - Non-Agency	9.1%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Money Market Funds	1.2%
U.S. Government & Agency Obligations	1.0%
Foreign Government Obligations	1.0%
Treasury Bills	1.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Affirm Asset Securitization Trust 4.620% 09/15/2029	1.9%
Hyundai Auto Lease Securitization Trust 4.620% 04/17/2028	1.8%
Nissan Master Owner Trust Receivables 5.050% 02/15/2029	1.7%
Ford Credit Auto Owner Trust 3.880% 11/15/2034	1.6%
GMF Floorplan Owner Revolving Trust 5.130% 03/15/2029	1.5%
CarMax Auto Owner Trust 5.500% 01/16/2029	1.4%
Toorak Mortgage Trust 5.524% 02/25/2040	1.1%
Bank of America Merrill Lynch Commercial Mortgage Trust 3.311% 02/15/2050	1.1%
SoFi Consumer Loan Program 4.460% 06/25/2035	1.1%
Hyundai Auto Lease Securitization Trust 4.830% 01/18/2028	1.0%

Material Fund Change [Text Block]
C000082083
Shareholder Report [Line Items]
Fund Name	Columbia Ultra Short Term Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CMGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Asset-backed securities | Positioning in asset-backed securities was the largest contributor to the Fund’s performance relative to its benchmark. Asset-backed securities, which are not represented in the benchmark, were supported by resilient underlying consumer credit fundamentals during the period.

Investment-grade corporates | Exposure to investment-grade corporates also proved beneficial to the Fund’s relative performance, driven by both an overweight and favorable security selection within industrial and financial holdings.

Mortgage-backed securities | Exposure to mortgage-backed securities contributed as well, led primarily by holdings of non-agency mortgage-backed securities, as housing fundamentals remained strong and U.S. consumers remained in relatively good financial health.

Top Performance Detractors

Yield-curve positioning | The Fund's positioning along the yield curve was the largest detractor relative to the benchmark, as short-term interest rates fell while longer-dated rates rose over the period. While curve positioning still added to the Fund's absolute return, it lagged that of the benchmark. On an active basis, the drag was more than offset by the Fund's duration positioning (its sensitivity to changes in interest rates) and roll down (the tendency of a bond's price to rise as it approaches maturity), such that the Fund's overall interest-rate positioning contributed positively relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Table Summary
	Columbia Ultra Short Term Bond Fund Institutional 3 Class ($13,261)	Bloomberg U.S. Aggregate Bond Index ($11,431)	Bloomberg U.S. Short-Term Government/Corporate Index ($12,781)
07/16	$10,000	$10,000	$10,000
08/16	$10,008	$9,989	$10,004
09/16	$10,015	$9,983	$10,011
10/16	$10,023	$9,906	$10,018
11/16	$10,031	$9,672	$10,018
12/16	$10,029	$9,686	$10,025
01/17	$10,049	$9,705	$10,037
02/17	$10,057	$9,770	$10,044
03/17	$10,067	$9,765	$10,044
04/17	$10,077	$9,840	$10,053
05/17	$10,087	$9,916	$10,059
06/17	$10,097	$9,906	$10,067
07/17	$10,119	$9,949	$10,080
08/17	$10,130	$10,038	$10,091
09/17	$10,141	$9,990	$10,100
10/17	$10,152	$9,996	$10,109
11/17	$10,152	$9,983	$10,114
12/17	$10,165	$10,029	$10,123
01/18	$10,167	$9,913	$10,135
02/18	$10,180	$9,819	$10,141
03/18	$10,183	$9,882	$10,156
04/18	$10,210	$9,809	$10,171
05/18	$10,227	$9,879	$10,190
06/18	$10,243	$9,867	$10,206
07/18	$10,261	$9,869	$10,225
08/18	$10,291	$9,932	$10,246
09/18	$10,297	$9,868	$10,260
10/18	$10,317	$9,790	$10,279
11/18	$10,325	$9,849	$10,299
12/18	$10,357	$10,030	$10,325
01/19	$10,390	$10,136	$10,353
02/19	$10,411	$10,131	$10,375
03/19	$10,445	$10,325	$10,402
04/19	$10,479	$10,328	$10,424
05/19	$10,513	$10,511	$10,450
06/19	$10,536	$10,643	$10,483
07/19	$10,559	$10,666	$10,499
08/19	$10,594	$10,943	$10,528
09/19	$10,603	$10,885	$10,545
10/19	$10,636	$10,917	$10,574
11/19	$10,645	$10,912	$10,585
12/19	$10,666	$10,904	$10,603
01/20	$10,698	$11,114	$10,622
02/20	$10,728	$11,314	$10,652
03/20	$10,522	$11,247	$10,687
04/20	$10,657	$11,447	$10,708
05/20	$10,734	$11,501	$10,719
06/20	$10,783	$11,573	$10,726
07/20	$10,808	$11,746	$10,731
08/20	$10,819	$11,651	$10,734
09/20	$10,828	$11,645	$10,737
10/20	$10,838	$11,593	$10,738
11/20	$10,846	$11,707	$10,741
12/20	$10,856	$11,723	$10,742
01/21	$10,863	$11,639	$10,746
02/21	$10,870	$11,471	$10,748
03/21	$10,866	$11,327	$10,749
04/21	$10,873	$11,417	$10,751
05/21	$10,879	$11,454	$10,754
06/21	$10,884	$11,535	$10,753
07/21	$10,888	$11,664	$10,754
08/21	$10,892	$11,641	$10,756
09/21	$10,897	$11,541	$10,757
10/21	$10,890	$11,537	$10,756
11/21	$10,882	$11,572	$10,755
12/21	$10,874	$11,542	$10,752
01/22	$10,866	$11,293	$10,744
02/22	$10,857	$11,167	$10,738
03/22	$10,825	$10,857	$10,725
04/22	$10,818	$10,445	$10,721
05/22	$10,837	$10,512	$10,737
06/22	$10,809	$10,347	$10,713
07/22	$10,834	$10,600	$10,730
08/22	$10,851	$10,301	$10,738
09/22	$10,868	$9,856	$10,730
10/22	$10,877	$9,728	$10,744
11/22	$10,925	$10,086	$10,782
12/22	$10,964	$10,040	$10,826
01/23	$11,041	$10,349	$10,869
02/23	$11,068	$10,082	$10,894
03/23	$11,114	$10,338	$10,955
04/23	$11,172	$10,400	$10,990
05/23	$11,207	$10,287	$11,019
06/23	$11,267	$10,250	$11,064
07/23	$11,342	$10,243	$11,114
08/23	$11,393	$10,178	$11,164
09/23	$11,444	$9,919	$11,211
10/23	$11,485	$9,763	$11,261
11/23	$11,566	$10,205	$11,324
12/23	$11,651	$10,595	$11,388
01/24	$11,720	$10,566	$11,437
02/24	$11,760	$10,417	$11,473
03/24	$11,817	$10,513	$11,523
04/24	$11,872	$10,248	$11,564
05/24	$11,942	$10,421	$11,621
06/24	$11,977	$10,520	$11,670
07/24	$12,067	$10,766	$11,735
08/24	$12,135	$10,920	$11,800
09/24	$12,204	$11,067	$11,864
10/24	$12,247	$10,792	$11,897
11/24	$12,299	$10,906	$11,942
12/24	$12,364	$10,728	$11,993
01/25	$12,413	$10,785	$12,038
02/25	$12,457	$11,022	$12,081
03/25	$12,509	$11,026	$12,127
04/25	$12,543	$11,070	$12,171
05/25	$12,592	$10,990	$12,205
06/25	$12,654	$11,159	$12,252
07/25	$12,704	$11,130	$12,289
08/25	$12,767	$11,263	$12,348
09/25	$12,829	$11,386	$12,397
10/25	$12,866	$11,457	$12,438
11/25	$12,914	$11,528	$12,481
12/25	$12,966	$11,511	$12,528
01/26	$13,011	$11,523	$12,565
02/26	$13,049	$11,712	$12,600
03/26	$13,082	$11,506	$12,627
04/26	$13,126	$11,519	$12,670
05/26	$13,170	$11,554	$12,708
06/26	$13,214	$11,582	$12,739
07/26	$13,261	$11,431	$12,781

Average Annual Return [Table Text Block]
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.39	4.02	2.86
Bloomberg U.S. Aggregate Bond Index	2.71	(0.40)	1.35
Bloomberg U.S. Short-Term Government/Corporate Index	4.00	3.51	2.48

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	columbiathreadneedleus.com/investment-products/mutual-funds
AssetsNet	$ 1,901,560,937
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 3,241,557
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,901,560,937
Total number of portfolio holdings	242
Management services fees (represents 0.21% of Fund average net assets)	$3,241,557
Portfolio turnover for the reporting period	88%

Holdings [Text Block]

Asset Categories

Table Summary
Corporate Bonds & Notes	45.8%
Asset-Backed Securities - Non-Agency	33.6%
Residential Mortgage-Backed Securities - Non-Agency	9.1%
Commercial Mortgage-Backed Securities - Non-Agency	7.8%
Money Market Funds	1.2%
U.S. Government & Agency Obligations	1.0%
Foreign Government Obligations	1.0%
Treasury Bills	1.0%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings

Table Summary
Affirm Asset Securitization Trust 4.620% 09/15/2029	1.9%
Hyundai Auto Lease Securitization Trust 4.620% 04/17/2028	1.8%
Nissan Master Owner Trust Receivables 5.050% 02/15/2029	1.7%
Ford Credit Auto Owner Trust 3.880% 11/15/2034	1.6%
GMF Floorplan Owner Revolving Trust 5.130% 03/15/2029	1.5%
CarMax Auto Owner Trust 5.500% 01/16/2029	1.4%
Toorak Mortgage Trust 5.524% 02/25/2040	1.1%
Bank of America Merrill Lynch Commercial Mortgage Trust 3.311% 02/15/2050	1.1%
SoFi Consumer Loan Program 4.460% 06/25/2035	1.1%
Hyundai Auto Lease Securitization Trust 4.830% 01/18/2028	1.0%

Material Fund Change [Text Block]